UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GENE L. NEEDLES, JR., PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2022

Date of reporting period: July 31, 2021

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

American Beacon®
FUNDS

2021 SEMI-ANNUAL REPORT

July 31, 2021

CONTINUOUS CAPITAL EMERGING MARKETS FUND

As of January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's annual/semi-annual shareholder reports are no longer sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive annual/semi-annual shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive annual/semi-annual shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on "Quick Links" and then "Register for E-Delivery."

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your annual/semi-annual shareholder reports by calling 1-866-345-5954 with the unique ID number that is provided in the notification you receive, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

CCEM0721

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

CONTINUOUS CAPITAL EMERGING MARKETS FUND

Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and possibly have a negative impact on performance. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	July 31, 2021

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Throughout this reporting period, the 24-hour news cycle has continued to closely follow the COVID-19 pandemic, including the spread of the delta variant and ongoing global vaccination efforts; U.S. stimulus and infrastructure spending; and the reopening of our nation’s businesses and schools. After more than a year of uncertainty, it appears we are still navigating turbulent waters and facing waves of virus variants that could dampen economic recovery.

However, during challenging times such as we’ve all experienced since March 2020, the fear of loss can be a powerful emotion. And it can cause many individuals to make short-term investment decisions that have the potential to sink their long-term financial objectives. We encourage you to remain focused on achieving your long-term investment goals by working with financial professionals to develop a personal savings plan, conduct annual plan reviews, and make thoughtful, purposeful plan adjustments to help manage your evolving financial needs and goals. By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your portfolio. By allocating your portfolio according to your risk-tolerance level, you may be better positioned to withstand crises. By staying the course, you will be better positioned to achieve enduring financial success.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term financial rewards.

Thank you for continuing your financial journey with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon Continuous Capital Emerging Markets FundSM

Performance Overview

July 31, 2021 (Unaudited)

The Investor Class of the American Beacon Continuous Capital Emerging Markets Fund (the “Fund”) returned 1.46% for the six-month period ending July 31, 2021. The Fund outperformed the MSCI Emerging Markets Index (the “Index”) return of -2.76% for the same period.

Total Returns for the Period ended July 31, 2021

	Ticker	6 Months*	1 Year	Since Inception (12/17/2018)
R5 Class (1,4)	CCEIX	1.67%	17.84%	15.02%
Y Class (1,4)	CCEYX	1.60%	17.67%	14.96%
Investor Class (1,4)	CCEPX	1.46%	17.35%	14.59%
A without Sales Charge (1,2,4)	CCEAX	1.54%	17.43%	14.62%
A with Sales Charge (1,2,4)	CCEAX	(4.28)%	10.72%	12.06%
C without Sales Charge (1,2,4)	CCLCX	1.17%	17.01%	14.46%
C with Sales Charge (1,2,4)	CCLCX	0.17%	16.01%	14.46%

MSCI Emerging Markets Index (3)		(2.76)%	20.64%	13.83%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception. Please note that the recent performance of the securities market has helped produce short-term returns that are not typical and may not continue in the future.

2.

Fund performance for the one-year and since inception periods represent the returns achieved by the Investor Class from 12/17/2018 up to February 1, 2021, the inception date of the A and C Classes, and the returns of the A and C Classes since its inception. Expenses of the A and C Classes are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A and C Classes been in existence since 12/17/2018.

3.

The MSCI Emerging Markets Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa. The MSCI® information contained herein: (1) is provided “as is,” (2) is proprietary to MSCI and/or its content providers, (3) may not be used to create any financial instruments or products or any indexes and (4) may not be copied or distributed without MSCI’s express written consent. MSCI disclaims all warranties with respect to the information. Neither MSCI nor its content providers are responsible for any damages or losses arising from any use of this information. One cannot directly invest in an index.

4.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, and C Class shares were 2.72%, 2.73%, 3.26%, 5.58%, and 6.33%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index due to security selection while sector allocation detracted from performance.

From a security selection standpoint, the Fund’s holdings in the Communication Services and Information Technology sectors contributed positively to performance. In the Communication Services sector, top performers over the period included the out-of-Index name AfreecaTV Co., Ltd. (up 116.6%) and Kakao Corp. (up 67.1%). In the Information Technology sector, positions in out-of-Index names Firstsource Solutions Ltd. (up 52.3%) and Parade Technologies Ltd. (up 44.7%) added the most value to performance. However, detracting from performance were holdings in the Financials sector, where a position in Ping An Insurance Co. of China Ltd. (down 33.1%) and an absence from Index holding Al Rajhi Bank (up 59.8%) were the largest detractors from performance.

From a sector allocation perspective, underweight allocations to both the Materials and Financials sectors (up 21.6% and 7.1%, respectively) detracted from relative performance. An underweight allocation to the Communications Services sector (down 15.6%), however, added to relative performance.

Looking forward, the Fund’s sub-advisor will continue to focus on its iterative investment process of constructing a portfolio of high-quality companies with consistent value and income characteristics.

2

American Beacon Continuous Capital Emerging Markets FundSM

Performance Overview

July 31, 2021 (Unaudited)

Top Ten Holdings (% Net Assets)
Ambipar Participacoes e Empreendimentos SA		0.8
NetEase, Inc.		0.8
Tech Mahindra Ltd.		0.8
Duk San Neolux Co. Ltd.		0.7
Kaspi.KZ JSC, GDR		0.7
Parade Technologies Ltd.		0.7
Samsung Electronics Co. Ltd.		0.7
Taiwan Semiconductor Manufacturing Co. Ltd., BDR		0.7
Tencent Holdings Ltd.		0.7
Unimicron Technology Corp.		0.7

Total Fund Holdings	155

Sector Allocation (% Equities)
Information Technology		25.2
Consumer Discretionary		16.9
Financials		16.6
Communication Services		9.4
Consumer Staples		8.9
Industrials		8.5
Health Care		5.2
Materials		3.4
Energy		3.3
Utilities		2.0
Real Estate		0.6

Country Allocation (% Equities)
China/Hong Kong		37.7
Taiwan		15.2
India		13.4
Republic of Korea		12.3
Brazil		5.3
Russia		2.5
Thailand		2.5
Indonesia		2.0
South Africa		2.0
Philippines		1.9
Poland		1.8
Argentina		0.7
Kazakhstan		0.7
Mexico		0.7
Saudi Arabia		0.7
Malaysia		0.6

3

American Beacon FundSM

Expense Examples

July 31, 2021 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from February 1, 2021 through July 31, 2021.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon Continuous Capital Emerging Markets FundSM

Expense Examples

July 31, 2021 (Unaudited)

American Beacon Continuous Capital Emerging Markets Fund

	Beginning Account Value 2/1/2021	Ending Account Value 7/31/2021	Expenses Paid During Period 2/1/2021-7/31/2021*
R5 Class
Actual	$1,000.00	$1,016.70	$5.80
Hypothetical**	$1,000.00	$1,019.04	$5.81
Y Class
Actual	$1,000.00	$1,016.00	$6.30
Hypothetical**	$1,000.00	$1,018.55	$6.31
Investor Class
Actual	$1,000.00	$1,014.60	$7.69
Hypothetical**	$1,000.00	$1,017.16	$7.70
A Class***
Actual	$1,000.00	$992.80	$7.17
Hypothetical**	$1,000.00	$1,017.56	$7.30
C Class***
Actual	$1,000.00	$989.30	$10.84
Hypothetical**	$1,000.00	$1,013.84	$11.04

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.16%, 1.26%, 1.54%, 1.46%, and 2.21% for the R5, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.
***

The A Class and C Class commenced operations on February 2, 2021. Expenses are equal to the Fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (180), then divided by the number of days in the year (365) to reflect the period. The Ending Account Value is derived from the fund’s share class actual return since inception. The Hypothetical 5% Annual Return information reflects the (181) day period for the six months ended July 31, 2021 to allow for comparability.

5

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value

Argentina - 0.70% (Cost $290,767)

Common Stocks - 0.70%
MercadoLibre, Inc.A	259	$406,293

Brazil - 5.29%

Common Stocks - 5.29%
Ambipar Participacoes e Empreendimentos SA	44,900	438,375
B3 SA - Brasil Bolsa Balcao	121,918	356,981
BLAU Farmaceutica SAA	40,100	396,515
Hypera SA	57,800	395,636
Notre Dame Intermedica Participacoes SA	21,200	325,637
Vale SA, ADR	18,083	380,105
Vale SA	18,100	377,969
XP, Inc., Class AA	9,413	386,498

Total Common Stocks		3,057,716

Total Brazil (Cost $2,674,309)		3,057,716

China/Hong Kong – 37.46%

Common Stocks – 37.46%
AIA Group Ltd.B	33,400	400,645
AIA Group Ltd., ADRC	8,111	388,801
Airtac International GroupB	10,200	329,104
Alibaba Group Holding Ltd.A B	33,243	810,797
Alibaba Group Holding Ltd., ADRA B	2,116	412,300
Alibaba Group Holding Ltd., ADRA	4,184	817,141
Alibaba Group Holding Ltd., BDRA	57,180	397,101
ANTA Sports Products Ltd.B	18,500	403,727
Baidu, Inc., ADRA	1,919	314,735
By-health Co. Ltd., Class AB	80,400	342,049
China Gas Holdings Ltd.B	98,600	305,832
China Lesso Group Holdings Ltd.B	197,500	411,690
China Mengniu Dairy Co. Ltd.A B	68,500	371,744
China Merchants Bank Co. Ltd., Class AB	49,704	358,256
China Merchants Bank Co. Ltd., Class HB	45,200	344,993
China Tourism Group Duty Free Corp. Ltd., Class AB	9,400	351,339
Country Garden Services Holdings Co. Ltd.B	41,000	332,964
CSPC Pharmaceutical Group Ltd.B	297,400	401,870
East Money Information Co. Ltd., Class AB	79,960	385,065
ENN Energy Holdings Ltd.B	18,994	397,945
Gree Electric Appliances, Inc., Class AB	46,500	342,387
Hong Kong Exchanges & Clearing Ltd.B	6,300	402,538
Industrial & Commercial Bank of China Ltd., Class HB	671,079	373,293
JD.com, Inc., ADRA B	4,304	303,588
JD.com, Inc., ADRA	4,694	332,711
JD.com, Inc., Class AA B	9,800	348,003
JS Global Lifestyle Co. Ltd.B D	159,500	404,900
Kweichow Moutai Co. Ltd., Class AB	1,380	359,124
Li Ning Co. Ltd.B	34,700	366,771
Livzon Pharmaceutical Group, Inc., Class HB	86,700	327,649
Longfor Group Holdings Ltd.B D	70,424	329,266
LONGi Green Energy Technology Co. Ltd., Class AB	30,240	403,792
Luxshare Precision Industry Co. Ltd., Class AB	63,729	365,334
Luzhou Laojiao Co. Ltd., Class AB	12,500	331,521
Meituan, Class BA B D	10,900	302,073
NetEase, Inc.B	21,300	433,378
NetEase, Inc., ADR	3,922	400,868
Ping An Insurance Group Co. of China Ltd., Class AB	43,700	363,523
Ping An Insurance Group Co. of China Ltd., Class HB	43,864	385,024
Prosus NVB	8,212	729,062
Prosus NV, ADRC	20,875	373,871

See accompanying notes

6

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value

China/Hong Kong - 37.46% (continued)

Common Stocks - 37.46% (continued)
S-Enjoy Service Group Co. Ltd.A B	156,000	$355,409
Shandong Pharmaceutical Glass Co. Ltd., Class AB	69,500	368,942
Shanghai Pharmaceuticals Holding Co. Ltd., Class HB	173,403	371,090
Shenzhou International Group Holdings Ltd.B	17,800	394,299
SITC International Holdings Co. Ltd.B	100,000	412,310
Techtronic Industries Co. Ltd.B	23,100	413,419
Tencent Holdings Ltd.B	6,928	427,536
Tencent Holdings Ltd.A B	6,537	401,703
Tencent Holdings Ltd., ADRB	6,508	401,493
Tencent Holdings Ltd., ADR	6,266	387,174
Tencent Holdings Ltd., ADRC	6,400	391,680
Vipshop Holdings Ltd., ADRA	19,282	320,660
Wuliangye Yibin Co. Ltd., Class AB	10,300	352,377
Xiaomi Corp., Class BA B D	119,200	389,311

Total Common Stocks		21,644,177

Total China/Hong Kong (Cost $22,023,862)		21,644,177

India - 13.29%

Common Stocks - 13.29%
Adani Ports & Special Economic Zone Ltd.B	36,567	333,404
Bajaj Finserv Ltd.B	1,970	377,050
Deepak Nitrite Ltd.B	14,655	402,919
Firstsource Solutions Ltd.B	147,012	383,123
Gujarat Gas Ltd.B	43,471	420,272
HCL Technologies Ltd.B	26,821	368,764
HDFC Bank Ltd.B	18,903	363,372
HDFC Bank Ltd., ADR	5,233	369,293
Housing Development Finance Corp. Ltd.B	11,778	388,317
ICICI Bank Ltd.B	43,898	403,553
Infosys Ltd.B	18,726	408,269
Infosys Ltd., ADRB	18,023	398,304
Infosys Ltd., ADR	18,121	400,836
Laurus Labs Ltd.B D	44,460	387,212
Reliance Industries Ltd.B	13,800	377,388
Reliance Industries Ltd., GDRB D	6,673	368,942
Tata Consultancy Services Ltd.B	9,035	384,888
Tech Mahindra Ltd.B	26,699	433,355
Varun Beverages Ltd.B	32,704	333,513
WNS Holdings Ltd., ADRA	4,585	377,529

Total Common Stocks		7,680,303

Total India (Cost $5,963,553)		7,680,303

Indonesia - 1.94%

Common Stocks - 1.94%
Bank Central Asia Tbk PTB	186,218	384,416
Indofood Sukses Makmur Tbk PTB	814,458	342,552
Industri Jamu Dan Farmasi Sido Muncul Tbk PTB	7,123,248	396,574

Total Common Stocks		1,123,542

Total Indonesia (Cost $1,130,108)		1,123,542

Kazakhstan - 0.74% (Cost $300,463)

Common Stocks - 0.74%
Kaspi.KZ JSC, GDRB	3,749	424,503

See accompanying notes

7

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value

Malaysia - 0.64%

Common Stocks - 0.64%
TIME dotCom BhdB	107,982	$368,654

Warrants - 0.00%
Serba Dinamik Holdings BhdA	21,504	459

Total Malaysia (Cost $315,454)		369,113

Mexico - 0.69% (Cost $337,376)

Common Stocks - 0.69%
Wal-Mart de Mexico SAB de CV	121,200	399,286

Philippines - 1.92%

Common Stocks - 1.92%
Century Pacific Food, Inc.B	802,100	401,775
International Container Terminal Services, Inc.B	125,800	391,524
Puregold Price Club, Inc.B	393,200	317,115

Total Common Stocks		1,110,414

Total Philippines (Cost $918,984)		1,110,414

Poland - 1.81%

Common Stocks - 1.81%
Dino Polska SAA B D	5,018	401,591
InPost SAA B	17,505	342,906
LiveChat Software SAB	9,055	302,246

Total Common Stocks		1,046,743

Total Poland (Cost $937,817)		1,046,743

Republic of Korea - 12.23%

Common Stocks - 11.50%
AfreecaTV Co. Ltd.B	3,573	411,802
Duk San Neolux Co. Ltd.A B	7,987	425,748
Hana Financial Group, Inc.B	10,074	380,512
Hansol Chemical Co. Ltd.B	1,756	408,816
Kakao Corp.B	2,963	379,528
KB Financial Group, Inc.B	8,597	381,906
LEENO Industrial, Inc.B	2,457	382,031
LG Chem Ltd.B	533	390,894
NAVER Corp.B	1,080	407,799
NHN KCP Corp.A B	5,503	252,458
NICE Information Service Co. Ltd.B	19,098	398,574
NOVAREX Co. Ltd.B	9,539	402,195
Samsung Electronics Co. Ltd.B	6,184	422,887
Samsung Electronics Co. Ltd., GDRB	500	821,438
Samsung Electronics Co. Ltd., GDRB D	265	415,038
SK Hynix, Inc.B	3,714	365,367

Total Common Stocks		6,646,993

Preferred Stocks - 0.73%
Samsung Electronics Co. Ltd.B E	6,685	419,636

Total Republic of Korea (Cost $5,954,425)		7,066,629

Russia - 2.49%

Common Stocks - 2.49%
LUKOIL PJSC, ADR	4,437	381,094
Novatek PJSC, GDRB	1,691	376,243
Sberbank of Russia PJSC, ADRB	24,327	404,950

See accompanying notes

8

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value

Russia - 2.49% (continued)

Common Stocks - 2.49% (continued)
Yandex NV, Class AA C	4,049	$275,049

Total Common Stocks		1,437,336

Total Russia (Cost $1,266,562)		1,437,336

Saudi Arabia - 0.66% (Cost $387,985)

Common Stocks - 0.66%
Saudi Arabian Oil Co.B D	41,153	382,228

South Africa - 1.98%

Common Stocks - 1.98%
Naspers Ltd., ADRC	10,161	392,824
Naspers Ltd., Class NB	3,904	751,989

Total Common Stocks		1,144,813

Total South Africa (Cost $1,190,734)		1,144,813

Taiwan – 15.09%

Common Stocks – 15.08%
ASE Technology Holding Co. Ltd.	85,000	375,101
Chailease Holding Co. Ltd.B	49,458	409,998
Feng TAY Enterprise Co. Ltd.B	45,000	371,500
International Games System Co. Ltd.B	13,500	420,946
Lotes Co. Ltd.B	20,291	415,433
MediaTek, Inc.B	11,600	377,188
Micro-Star International Co. Ltd.B	59,884	317,755
Parade Technologies Ltd.B	6,983	428,712
Realtek Semiconductor Corp.B	19,423	409,281
Simplo Technology Co. Ltd.B	30,170	398,795
Taiwan Semiconductor Manufacturing Co. Ltd.B	19,800	412,287
Taiwan Semiconductor Manufacturing Co. Ltd., ADRB	6,986	817,054
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,035	821,424
Taiwan Semiconductor Manufacturing Co. Ltd., BDR	29,430	428,432
Topco Scientific Co. Ltd.B	85,315	394,970
Tripod Technology Corp.B	83,000	357,535
Uni-President Enterprises Corp.B	147,410	386,256
Unimicron Technology Corp.B	81,000	425,613
Voltronic Power Technology Corp.B	7,300	356,137
Yuanta Financial Holding Co. Ltd.B	431,009	391,394

Total Common Stocks		8,715,811

Preferred Stocks - 0.01%
Chailease Holding Co. Ltd.A B E	1,690	6,074

Total Taiwan (Cost $7,250,827)		8,721,885

Thailand - 2.46%

Common Stocks - 2.45%
Com7 PCL, NVDRB	188,200	370,953
JMT Network Services PCL, Class F	269,400	331,960
Srisawad Corp. PCL, NVDRB	173,600	337,969
TQM Corp. PCL, NVDRB	109,911	374,895

Total Common Stocks		1,415,777

Warrants - 0.01%
JMT Network Services PCLA	17,119	4,219

Total Thailand (Cost $1,537,920)		1,419,996

See accompanying notes

9

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Shares	Fair Value

SECURITIES LENDING COLLATERAL - 1.12% (Cost $644,550)

Investment Companies - 1.12%
American Beacon U.S. Government Money Market Select Fund, 0.01%F G	644,550	$644,550

TOTAL INVESTMENTS - 100.51% (Cost $53,125,696)		58,079,527
LIABILITIES, NET OF OTHER ASSETS - (0.51%)		(297,159)

TOTAL NET ASSETS - 100.00%		$57,782,368

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $45,288,720 or 78.38% of net assets.

C All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at July 31, 2021 (Note 8).

D Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $3,380,561 or 5.85% of net assets. The Fund has no right to demand registration of these securities.

E A type of Preferred Stock that has no maturity date.

F The Fund is affiliated by having the same investment advisor.

G 7-day yield.

ADR - American Depositary Receipt.

BDR - Brazilian Depositary Receipt.

GDR - Global Depositary Receipt.

NVDR - Non Voting Depositary Receipt.

PCL - Public Company Limited (Thailand).

PJSC - Private Joint Stock Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2021, the investments were classified as described below:

Continuous Capital Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Argentina	$406,293	$-	$-	$406,293
Brazil	3,057,716	-	-	3,057,716
China/Hong Kong	4,124,742	17,519,435	-	21,644,177
India	1,147,658	6,532,645	-	7,680,303
Indonesia	-	1,123,542	-	1,123,542
Kazakhstan	-	424,503	-	424,503
Malaysia	-	368,654	-	368,654
Mexico	399,286	-	-	399,286
Philippines	-	1,110,414	-	1,110,414
Poland	-	1,046,743	-	1,046,743
Republic of Korea	-	6,646,993	-	6,646,993
Russia	656,143	781,193	-	1,437,336
Saudi Arabia	-	382,228	-	382,228
South Africa	392,824	751,989	-	1,144,813
Taiwan	1,624,957	7,090,854	-	8,715,811
Thailand	331,960	1,083,817	-	1,415,777
Foreign Warrants
Malaysia	459	-	-	459
Thailand	4,219	-	-	4,219
Foreign Preferred Stocks
Republic of Korea	-	419,636	-	419,636
Taiwan	-	6,074	-	6,074
Securities Lending Collateral	644,550	-	-	644,550

Total Investments in Securities - Assets	$12,790,807	$45,288,720	-	$58,079,527

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

10

American Beacon Continuous Capital Emerging Markets FundSM

Statement of Assets and Liabilities

July 31, 2021 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†§	$57,434,977
Investments in affiliated securities, at fair value‡	644,550
Foreign currency, at fair value^	630,772
Dividends and interest receivable	80,290
Receivable for investments sold	349,984
Receivable for fund shares sold	279,770
Receivable for tax reclaims	424
Receivable for expense reimbursement (Note 2)	13,007
Prepaid expenses	143,014

Total assets	59,576,788

Liabilities:
Payable for investments purchased	416,852
Cash due to custodian	48
Dividends and interest expense payable	352,417
Management and sub-advisory fees payable (Note 2)	42,592
Service fees payable (Note 2)	792
Transfer agent fees payable (Note 2)	5,150
Payable upon return of securities loaned (Note 8)§	644,550
Custody and fund accounting fees payable	52,369
Professional fees payable	47,684
Payable for prospectus and shareholder reports	1,028
Other liabilities	230,938

Total liabilities	1,794,420

Net assets	$57,782,368

Analysis of net assets:
Paid-in-capital	$52,920,908
Total distributable earnings (deficits)A	4,861,460

Net assets	$57,782,368

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	144,668

Y Class	3,879,440

Investor Class	56,276

A ClassB	44,847

C ClassB	7,885

Net assets:
R5 Class	$2,025,395

Y Class	$54,246,021

Investor Class	$780,017

A ClassB	$621,953

C ClassB	$108,982

Net asset value, offering and redemption price per share:
R5 Class	$14.00

Y Class	$13.98

Investor Class	$13.86

A ClassB	$13.87

A Class (offering price)B	$14.72

C ClassB	$13.82

† Cost of investments in unaffiliated securities	$52,481,146
‡ Cost of investments in affiliated securities	$644,550
§ Fair value of securities on loan	$1,504,631
^ Cost of foreign currency	$631,689

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.
B The A Class and C Class became effective on February 1, 2021 and commenced operations on February 2, 2021 (Note 1).

See accompanying notes

11

American Beacon Continuous Capital Emerging Markets FundSM

Statement of Operations

For the period ended July 31, 2021 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$426,129
Dividend income from affiliated securities (Note 2)	39
Income derived from securities lending (Note 8)	19,526

Total investment income	445,694

Expenses:
Management and sub-advisory fees (Note 2)	193,009
Transfer agent fees:
R5 Class (Note 2)	515
Y Class (Note 2)	20,242
Investor Class	687
A ClassA	1,634
C ClassA	1,641
Custody and fund accounting fees	50,452
Professional fees	70,181
Registration fees and expenses	50,147
Service fees (Note 2):
Investor Class	3,426
A ClassA	267
C ClassA	50
Distribution fees (Note 2):
A ClassA	560
C ClassA	537
Prospectus and shareholder report expenses	8,692
Trustee fees (Note 2)	895
Loan expense (Note 9)	130
Other expenses	3,745

Total expenses	406,810

Net fees waived and expenses (reimbursed) (Note 2)	(130,242)

Net expenses	276,568

Net investment income	169,126

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesB	244,647
Foreign currency transactions	(39,286)
Change in net unrealized (depreciation) of:
Investments in unaffiliated securitiesC	(434,816)
Foreign currency transactions	(1,993)

Net (loss) from investments	(231,448)

Net (decrease) in net assets resulting from operations	$(62,322)

† Foreign taxes	$58,323

A The A Class and C Class became effective on February 1, 2021 and commenced operations on February 2, 2021 (Note 1).
B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

12

American Beacon Continuous Capital Emerging Markets FundSM

Statement of Changes in Net Assets

	Six Months Ended July 31, 2021	Year Ended January 31, 2021
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$169,126	$44,671
Net realized gain (loss) from investments in unaffiliated securities and foreign currency transactions	205,361	(69,514)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities and foreign currency transactions	(436,809)	4,641,340

Net increase (decrease) in net assets resulting from operations	(62,322)	4,616,497

Distributions to shareholders:
Total retained earnings:
R5 Class	-	(7,975)
Y Class	-	(126,757)
Investor Class	-	(5,105)
A ClassA	-	-
C ClassA	-	-

Net distributions to shareholders	-	(139,837)

Capital share transactions (Note 10):
Proceeds from sales of shares	30,126,655	27,907,849
Reinvestment of dividends and distributions	-	139,496
Cost of shares redeemed	(2,973,200)	(8,729,111)

Net increase in net assets from capital share transactions	27,153,455	19,318,234

Net increase in net assets	27,091,133	23,794,894

Net assets:
Beginning of period	30,691,235	6,896,341

End of period	$57,782,368	$30,691,235

A The A Class and C Class became effective on February 1, 2021 and commenced operations on February 2, 2021 (Note 1).

See accompanying notes

13

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of July 31, 2021, the Trust consists of twenty-eight active series, one of which is presented in this filing: American Beacon Continuous Capital Emerging Markets Fund (the “Fund”). The remaining twenty-seven active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how the Fund will use derivatives, may adversely affect the Fund’s performance and may increase costs related to the Fund’s use of derivatives.

Class Disclosure

On February 1, 2021 the Fund created the A and C Classes, new classes made available for sale through intermediary organizations pursuant to the Fund’s registration statement filed with the SEC.

14

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

15

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Fund’s Statement of Operations.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Fund is allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

16

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with Continuous Capital LLC (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $500 million	0.525%
Next $500 million	0.50%
Over $1 billion	0.475%

The Management and Sub-Advisory Fees paid by the Fund for the period ended July 31, 2021 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.350%	$78,281
Sub-Advisor Fees	0.525%	114,728

Total	0.875%	$193,009

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee of 10% of such loan fees. Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statement of Operations. During the period ended July 31, 2021, the Manager received securities lending fees of $2,312 for the securities lending activities of the Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, A and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’

17

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended July 31, 2021, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Continuous Capital Emerging Markets	$20,217

As of July 31, 2021, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Continuous Capital Emerging Markets	$4,577

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with a July 31, 2021 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	July 31, 2021 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	July 31, 2021 Fair Value
U.S. Government Money Market Select	Direct	Continuous Capital Emerging Markets Fund	$-	$-	$-	$$39	$-
U.S. Government Money Market Select	Securities Lending	Continuous Capital Emerging Markets Fund	644,550	-	-	N/A	644,550

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended July 31, 2021, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Continuous Capital Emerging Markets	$537	$138	$675

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment

18

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended July 31, 2021, the Fund borrowed on average $294,947 for 3 days at an average interest rate of 0.83% with interest charges of $20. This amount is recored aas “Other expenses” in the Statement of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund, through May 31, 2022, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Fund’s expense cap. During the period ended July 31, 2021, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap			Expiration of Reimbursed Expenses
Fund	Class	2/1/2021— 7/31/2021	Reimbursed Expenses	(Recouped) Expenses
Continuous Capital Emerging Markets	R5	1.15%	$6,023	$-	2024-2025
Continuous Capital Emerging Markets	Y	1.25%	113,318	-	2024-2025
Continuous Capital Emerging Markets	Investor	1.53%	5,851	-	2024-2025
Continuous Capital Emerging Markets	A	1.45%	3,077	-	2024-2025
Continuous Capital Emerging Markets	C	2.20%	1,973	-	2024-2025

Of these reimbursed expense amounts, $13,007 was disclosed as a Receivable for Expense Reimbursement on the Statement of Assets and Liabilities at July 31, 2021.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2024 and 2025. The Fund did not record a liability for potential reimbursement due to the current assessment that a reimbursement is uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Continuous Capital Emerging Markets	-	$40,482	-	2021-2022
Continuous Capital Emerging Markets	-	297,842	-	2022-2023
Continuous Capital Emerging Markets	-	250,146	-	2023-2024

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of Class A sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended July 31, 2021, RID collected $3,467 from the sale of Class A Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSC fees collected for the Class A Shares of the Fund.

19

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended July 31, 2021, there were no CDSC Fees collected for Class C Shares of the Fund.

Trustee Fees and Expenses

Effective January 1, 2021, as compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

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American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

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American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities, ETFs, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

American Depositary Receipts, Global Depositary Receipts, Non-Voting Depositary Receipts, and Brazilian Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Global Depositary Receipts (“GDRs”) are in bearer form and traded in both the U.S. and European securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Brazilian Depositary Receipts (“BDRs”) are certificates for the securites of a publicily traded or similar corporation with registered offices abroad and trading on the Brazilian stock exchange. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

22

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

Foreign Securities

The Fund may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund’s rights as an investor.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager or the Sub-Advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

23

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity.

Restricted securities outstanding during the period ended July 31, 2021 are disclosed in the Notes to the Schedule of Investments.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund at times may invest in shares of other investment companies, including money market funds and ETFs. The Fund may invest in securities of an investment company advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate or invest in mortgages secured by loans on such real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

5.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

China Investment Risk

Investing in securities of Chinese issuers, including A-Shares, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks associated with programs used to access Chinese securities. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

24

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

Currency Risk

The Fund may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Fund may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Fund may choose to not hedge its currency risks.

Equity Investments Risk

Equity securities are subject to investment risk and market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed

25

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

High Portfolio Turnover Risk

Portfolio turnover is a measure of the Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase the Fund’s transaction costs because of increased broker commissions resulting from such transactions. These costs are not reflected in the Fund’s annual operating expenses or in the expense example, but they can have a negative impact on performance. Frequent trading by the Fund could also result in increased realized net capital gains, distributions of which are taxable to the Fund’s shareholders (including net short-term capital gain distributions, which are taxable to them as ordinary income).

Investment Risk

An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods. Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

26

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

Market Timing Risk

Frequent trading by Fund shareholders poses risks to other shareholders in that Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific types of securities in which the Fund may invest, it could be subject to the risk of market timing activities by shareholders.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds and ETFs. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Fund direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Fund investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund investment may decline, adversely affecting the Fund performance. ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or premium to its NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. An ETF that tracks an index may not precisely replicate the returns of its benchmark index. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. ETFs have expenses associated with their operation, typically including advisory fees.

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, insignificant disruptions to business operations, widespread business closures and layoffs, travel restrictions and closed borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event changes, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the COVID-19 pandemic may last for an extended period of time and may result in a sustained economic downturn or recession. The U.S. Federal Reserve and the U.S. federal government have taken numerous measures to address the economic impact of the COVID-19 pandemic and stimulate the U.S. economy. The ultimate effects of these and other efforts that may be taken may not be known for some time.

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through short-term money markets and has signaled that it plans to maintain its interventions at an elevated level. Amid these ongoing efforts, concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown. Future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. A rise in protectionist trade policies, slowing global economic growth, risks associated with the United Kingdom’s departure from the European Union on December 31, 2020, commonly referred to as “Brexit,” and a trade agreement between the United Kingdom and the European Union, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

27

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

REITs Risk

REITs or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including, among other risks: adverse developments affecting the real estate industry; declines in the value of real estate; changes in interest rates; risks related to general and local economic conditions; defaults by mortgagors or other borrowers and tenants; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; casualty or condemnation losses; and governmental actions, such as changes to tax laws, zoning regulations or environmental regulations. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and net capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs. All REITs are dependent on management skills, are subject to heavy cash flow dependency or self-liquidation and generally are not diversified. Equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Equity, mortgage and hybrid REITs may not be diversified with regard to the types of tenants, may not be diversified with regard to the geographic locations of the properties, and are subject to cash flow dependency and defaults by borrowers, and any REIT could fail to qualify for tax-free “passthrough” of distributed net income and net realized gains under the Internal Revenue Code, or to maintain its exemption from registration under the Investment Company Act. REITs typically incur fees that are separate from those incurred by the Fund. Accordingly, the Fund’s investment in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to indirectly paying Fund expenses. The value of REIT common stock may decline when interest rates rise.

The Fund’s investing approach may dictate an emphasis on certain sectors or sub-sectors of the market at any given time. To the extent the Fund invests more heavily in one particular sector, industry, or sub-sector of the market, it thereby presents a more concentrated risk and its performance will be especially sensitive to developments that significantly affect those sectors or sub-sectors. In addition, the value of the Fund’s shares may change at different rates than to the value of shares of another fund that invests in a more diversified mix of sectors and industries. An individual sector, industry, or sub-sector of the market may have above-average performance during particular periods, but may also move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Because the Fund may hold a limited number of securities, it may at times be substantially over-weighted in certain economic sectors and underweighted in others. Accordingly, the Fund’s performance is likely to be disproportionately affected by the factors influencing the sectors in which it is substantially over-weighted. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance. As the Fund’s portfolio changes over time, the Fund’s exposure to a particular sector may become higher or lower.

Sector Risk

The Fund’s investing approach may dictate an emphasis on certain sectors or sub-sectors of the market at any given time. To the extent the Fund invests more heavily in one particular sector, industry, or sub-sector of the market, it thereby presents a more concentrated risk and its performance will be especially sensitive to developments that significantly affect those sectors or sub-sectors. In addition, the value of the Fund’s shares may change at different rates than to the value of shares of another fund that invests in a more diversified mix of

28

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

sectors and industries. An individual sector, industry, or sub-sector of the market may have above-average performance during particular periods, but may also move up and down more than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Because the Fund may hold a limited number of securities, it may at times be substantially over-weighted in certain economic sectors and underweighted in others. Accordingly, the Fund’s performance is likely to be disproportionately affected by the factors influencing the sectors in which it is substantially over-weighted. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance. As the Fund’s portfolio changes over time, the Fund’s exposure to a particular sector may become higher or lower.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, a Fund’s securities lending agent indemnifies the Fund against that risk. There is a risk that the assets of a Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of a Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income”.

Valuation Risk

This is the risk that the Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value certain investments, the Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before the Fund determines its NAV. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, July 31, 2021.

29

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

	Remaining Contractual Maturity of the Agreements As of July 31, 2021
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$644,550	-	-	-	$644,550

Total Borrowings	$644,550	-	-	-	$644,550

Gross amount of recognized liabilities for securities lending transactions					$644,550

6.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the three year period ended January 31, 2021 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, Management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of July 31, 2021, the tax cost for the Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Continuous Capital Emerging Markets	$53,419,657	$7,339,248	$(2,899,039)	$4,440,209

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of January 31, 2021, the Fund had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Continuous Capital Emerging Markets	$129,086	$–

30

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended July 31, 2021 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Continuous Capital Emerging Markets	$36,104,236	$8,078,416

A summary of the Fund’s transactions in the USG Select Fund for the period ended July 31, 2021 were as follows:

Fund	Type of Transaction	January 31, 2021 Shares/Fair Value	Purchases	Sales	July 31, 2021 Shares/Fair Value
Continuous Capital Emerging Markets	Direct	$-	$12,678,230	$12,678,230	$-
Continuous Capital Emerging Markets	Securities Lending	299,541	4,145,458	3,800,449	644,550

8.  Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments

31

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of July 31, 2021, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Continuous Capital Emerging Markets	$1,504,631	$644,550	$903,742	$1,548,292

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

9.  Borrowing Arrangements

Effective November 12, 2020 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $150 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 11, 2021, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (”OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 11, 2021 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended July 31, 2021, the Fund did not utilize this facility.

32

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	(unaudited)
Continuous Capital Emerging Markets Fund	Shares	Amount	Shares	Amount
Shares sold	17,230	$247,251	65,498	$717,554
Reinvestment of dividends	-	-	616	7,975
Shares redeemed	(971)	(13,797)	(280,232)	(3,385,294)

Net increase (decrease) in shares outstanding	16,259	$233,454	(214,118)	$(2,659,765)

	Y Class
	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	(unaudited)
Continuous Capital Emerging Markets Fund	Shares	Amount	Shares	Amount
Shares sold	2,024,697	$28,894,255	2,118,210	$25,743,825
Reinvestment of dividends	-	-	9,804	126,757
Shares redeemed	(129,570)	(1,868,885)	(385,640)	(5,157,180)

Net increase in shares outstanding	1,895,127	$27,025,370	1,742,374	$20,713,402

	Investor Class
	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	(unaudited)
Continuous Capital Emerging Markets Fund	Shares	Amount	Shares	Amount
Shares sold	17,838	$250,955	116,635	$1,446,470
Reinvestment of dividends	-	-	371	4,764
Shares redeemed	(79,597)	(1,090,518)	(16,041)	(186,637)

Net increase (decrease) in shares outstanding	(61,759)	$(839,563)	100,965	$1,264,597

	A ClassA
	February 1, 2021 to July 31, 2021
	(unaudited)
Continuous Capital Emerging Markets Fund	Shares	Amount
Shares sold	44,847	$624,194
Reinvestment of dividends	-	-
Shares redeemed	-	-

Net increase in shares outstanding	44,847	$624,194

	C ClassA
	February 1, 2021 to July 31, 2021
	(unaudited)
Continuous Capital Emerging Markets Fund	Shares	Amount
Shares sold	7,885	$110,000
Reinvestment of dividends	-	-
Shares redeemed	-	-

Net increase in shares outstanding	7,885	$110,000

A Class launched on February 1, 2021 and commenced operations on February 2, 2021 (Note 1).

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

33

American Beacon Continuous Capital Emerging Markets FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended July 31,		Year Ended January 31,		December 17, 2018B to January 31,
	2021		2021	2020	2019

	(unaudited)
Net asset value, beginning of period	$13.77		$11.47	$10.85	$10.00

Income from investment operations:
Net investment income	0.02		0.30	0.27	0.01	C
Net gains on investments (both realized and unrealized)	0.21		2.06	0.65	0.84

Total income from investment operations	0.23		2.36	0.92	0.85

Less distributions:
Dividends from net investment income	-		(0.06)	(0.27)	-
Distributions from net realized gains	-		-	(0.03)	-

Total distributions	-		(0.06)	(0.30)	-

Net asset value, end of period	$14.00		$13.77	$11.47	$10.85

Total returnD	1.67	%E	20.65%	8.40%	8.50	%E

Ratios and supplemental data:
Net assets, end of period	$2,025,395		$1,768,659	$3,927,688	$2,821,409
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.79	%F	2.71%	5.15%	39.68	%F
Expenses, net of reimbursements and/or recoupments	1.16	%F G	1.15%	1.15%	1.15	%F
Net investment income (loss), before expense reimbursements and/or recoupments	0.14	%F	(0.51)%	(1.61)%	(37.54	)%F
Net investment income, net of reimbursements and/or recoupments	0.77	%F	1.05%	2.39%	0.99	%F
Portfolio turnover rate	19	%E	94%	116%	24	%H

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Commencement of operations.
C	Net investment income includes a significant dividend payment from Gazprom Neft PJSC, ADR and iShares Core MSCI Emerging Markets ETF amounting to $0.0057.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
H	Portfolio turnover rate is for the period from December 17, 2018 through January 31, 2019 and is not annualized.

See accompanying notes

34

American Beacon Continuous Capital Emerging Markets FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended July 31,		Year Ended January 31,		December 17, 2018A to January 31,
	2021		2021	2020	2019

	(unaudited)
Net asset value, beginning of period	$13.76		$11.46	$10.85	$10.00

Income from investment operations:
Net investment income	0.07		0.05	0.20	0.01	B
Net gains on investments (both realized and unrealized)	0.15		2.31	0.71	0.84

Total income from investment operations	0.22		2.36	0.91	0.85

Less distributions:
Dividends from net investment income	-		(0.06)	(0.27)	-
Distributions from net realized gains	-		-	(0.03)	-

Total distributions	-		(0.06)	(0.30)	-

Net asset value, end of period	$13.98		$13.76	$11.46	$10.85

Total returnC	1.60	%D	20.67%	8.31%	8.50	%D

Ratios and supplemental data:
Net assets, end of period	$54,246,021		$27,309,685	$2,773,744	$314,086
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.84	%E	2.72%	5.31%	44.25	%E
Expenses, net of reimbursements and/or recoupmentsF	1.26	%E	1.25%	1.26%	1.25	%E
Net investment income (loss), before expense reimbursements and/or recoupments	0.22	%E	(1.40)%	(1.79)%	(41.28	)%E
Net investment income, net of reimbursements and/or recoupments	0.80	%E	0.07%	2.26%	1.72	%E
Portfolio turnover rate	19	%D	94%	116%	24	%G

A	Commencement of operations.
B	Net investment income includes a significant dividend payment from Gazprom Neft PJSC, ADR and iShares Core MSCI Emerging Markets ETF amounting to $0.0031.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
G	Portfolio turnover rate is for the period from December 17, 2018 through January 31, 2019 and is not annualized.

See accompanying notes

35

American Beacon Continuous Capital Emerging Markets FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended July 31,		Year Ended January 31,		December 17, 2018A to January 31,
	2021		2021	2020	2019

	(unaudited)
Net asset value, beginning of period	$13.66		$11.42	$10.84	$10.00

Income from investment operations:
Net investment income	0.02		0.08	0.21	0.01	B
Net gains on investments (both realized and unrealized)	0.18		2.22	0.67	0.83

Total income from investment operations	0.20		2.30	0.88	0.84

Less distributions:
Dividends from net investment income	-		(0.06)	(0.27)	-
Distributions from net realized gains	-		-	(0.03)	-

Total distributions	-		(0.06)	(0.30)	-

Net asset value, end of period	$13.86		$13.66	$11.42	$10.84

Total returnC	1.46	%D	20.21%	8.04%	8.40	%D

Ratios and supplemental data:
Net assets, end of period	$780,017		$1,612,891	$194,909	$117,051
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.18	%E	3.25%	7.25%	39.63	%E
Expenses, net of reimbursements and/or recoupments	1.54	%E F	1.53%	1.53%	1.53	%E
Net investment (loss), before expense reimbursements and/or recoupments	(0.24	)%E	(1.52)%	(3.99)%	(37.17	)%E
Net investment income, net of reimbursements and/or recoupments	0.40	%E	0.20%	1.73%	0.93	%E
Portfolio turnover rate	19	%D	94%	116%	24	%G

A	Commencement of operations.
B	Net investment income includes a significant dividend payment from Gazprom Neft PJSC, ADR and iShares Core MSCI Emerging Markets ETF amounting to $0.0010.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.
G	Portfolio turnover rate is for the period from December 17, 2018 through January 31, 2019 and is not annualized.

See accompanying notes

36

American Beacon Continuous Capital Emerging Markets FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	February 1, 2021A to July 31, 2021

	(unaudited)
Net asset value, beginning of period	$13.97

Income (loss) from investment operations:
Net investment income	0.03
Net (losses) on investments (both realized and unrealized)	(0.13)

Total income (loss) from investment operations	(0.10)

Net asset value, end of period	$13.87

Total returnB	(0.72	)%C

Ratios and supplemental data:
Net assets, end of period	$621,953
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.84	%D
Expenses, net of reimbursements and/or recoupments	1.46	%D E
Net investment (loss), before expense reimbursements and/or recoupments	(0.69	)%D
Net investment income, net of reimbursements and/or recoupments	0.69	%D
Portfolio turnover rate	19	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

37

American Beacon Continuous Capital Emerging Markets FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	February 1, 2021A to July 31, 2021

	(unaudited)
Net asset value, beginning of period	$13.97

Income (loss) from investment operations:
Net investment (loss)	(0.02)
Net (losses) on investments (both realized and unrealized)	(0.13)

Total income (loss) from investment operations	(0.15)

Net asset value, end of period	$13.82

Total returnB	(1.07	)%C

Ratios and supplemental data:
Net assets, end of period	$108,982
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	5.89	%D
Expenses, net of reimbursements and/or recoupments	2.21	%D E
Net investment (loss), before expense reimbursements and/or recoupments	(3.95	)%D
Net investment (loss), net of reimbursements and/or recoupments	(0.27	)%D
Portfolio turnover rate	19	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

38

Disclosure Regarding Approval of the Management and Investment Advisory Agreements

July 31, 2021 (Unaudited)

At meetings held on May 17, 2021 and June 8-9, 2021 (collectively, the “Meetings”) via videoconference, the Board of Trustees (“Board” or “Trustees”) considered and then, at its June 9, 2021 meeting, approved the renewal of: (1) the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the American Beacon Funds (“Trust”) on behalf of American Beacon Continuous Capital Emerging Markets Fund (the “Fund”); and (2) the Investment Advisory Agreement among the Manager, Continuous Capital, LLC (the “subadvisor”) and the Trust on behalf of the Fund. The Management Agreement and the Investment Advisory Agreement are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the subadvisor, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and the subadvisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Fund as well as information from the Manager and the subadvisor. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary, including the impact of the COVID-19 pandemic on the operations of the Manager and the subadvisor. This information is described below in the section summarizing the factors the Board considered in connection with its renewal and approval of the Agreements, as well as the section describing additional Board considerations with respect to the Fund.

The Board noted that the Manager provides management and administrative services to the Fund pursuant to the Management Agreement. The Board considered that many mutual funds have separate contracts governing each type of service and observed that, with respect to such mutual funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements.

A firm may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the approval of the renewal of each Agreement was in the best interests of the Fund and its shareholders.

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreement

In determining whether to approve the renewal of the Agreements, the Board considered the Fund’s investment management and subadvisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Fund and the subadvisor for the Fund; (3) the costs incurred by the Manager and the subadvisor in rendering services to the Fund and their resulting profits or losses; (4) comparisons of services and fee rates with contracts entered into by the Manager or the subadvisor or their affiliates with other clients (such as pension funds

39

Disclosure Regarding Approval of the Management and Investment Advisory Agreements

July 31, 2021 (Unaudited)

and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting each fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or the subadvisor from their relationships with the Fund.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: the Fund’s performance since its inception on December 17, 2018; the length of service of key investment personnel at the Manager; the cost structure of the Fund; the Manager’s culture of compliance and support that reduce risks to the Fund; the Manager’s quality of services; the Manager’s active role in monitoring and, as appropriate, recommending additional or replacement subadvisors; and the Manager’s efforts to retain key employees and maintain staffing levels.

With respect to the renewal of the Investment Advisory Agreement, the Board considered, among other factors: the level of staffing and the size of the subadvisor; the adequacy of the resources committed to the Fund by the subadvisor; the financial stability of the subadvisor; and representations made by the subadvisor regarding its compliance program. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the subadvisor were appropriate for the Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of the Fund relative to its Broadridge Performance Universe, Morningstar Category, and benchmark index, as well as the Fund’s Morningstar rating. The Board considered the information provided by Broadridge regarding its independent methodology for selecting the Fund’s Broadridge Performance Universe. The Board also considered that the Performance Universe selected by Broadridge may not provide appropriate comparisons for the Fund. In addition, the Board considered the performance reports and discussions with management at Board and Committee meetings throughout the year. The Board also evaluated the comparative information provided by the subadvisor regarding the performance of the Fund relative to the Fund’s benchmark index. In addition, the Board considered the Manager’s recommendation to continue to retain the subadvisor. A discussion regarding the Board’s considerations with respect to the Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to the Fund.”

Costs of the Services Provided to the Fund and the Profits Realized by the Manager from its Relationship with the Fund. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of mutual funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Manager sustaining a loss before and after the payment of distribution-related expenses by the Manager for the Fund. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the mutual fund industry, as disclosed in publicly available sources. Although the Board noted that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Fund, the Manager represented that, among other matters, the difference is attributable to the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Fund. The Board also noted that, for the Fund and its share classes, the Manager is waiving fees and/or reimbursing expenses.

The Board further considered that, with respect to the Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. In addition, the Board considered that the Manager receives fees for overseeing the securities lending program on behalf of the Fund. The Board also noted that certain share classes of the Fund maintain higher expense ratios in order to compensate third-party financial intermediaries.

40

Disclosure Regarding Approval of the Management and Investment Advisory Agreements

July 31, 2021 (Unaudited)

In analyzing the fee rates charged by the subadvisor in connection with its investment advisory services to the Fund, the Board considered representations made by the subadvisor that it does not manage any comparable client accounts. The Board considered the cost of services and profitability of the subadvisor.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager and the profitability levels of the subadvisor were reasonable in light of the services performed by the subadvisor. A discussion regarding the Board’s considerations with respect to the Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to the Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fees rates, the Board considered whether economies of scale will be realized as the Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that the Manager has negotiated breakpoints for the subadvisory fee rate schedule. The Board considered that the Fund’s current assets did not exceed the threshold necessary to reach the first subadvisory fee rate breakpoint.

In addition, the Board noted the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to the Fund. In this regard, the Board considered that the Fund’s current assets did not exceed the threshold necessary to reach the first management fee breakpoint. Based on the foregoing information, the Board concluded that the Manager and subadvisor fee rate schedule for the Fund provide for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived from the Relationship with the Fund. The Board considered the “fall-out” or ancillary benefits that accrue to the Manager and/or the subadvisor as a result of the advisory relationships with the Fund, including greater exposure in the marketplace with respect to the Manager’s or the subadvisor’s investment process and expanding the level of assets under management by the Manager and the subadvisor. The Board also considered that the Manager may invest the Fund’s cash balances and cash collateral provided by the borrowers of the Fund’s securities in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly, and for which the Manager receives a fee. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the subadvisor by virtue of their relationships with the Fund appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to the Fund

The performance comparisons below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to the Fund’s Broadridge Performance Universe are to the respective universe of mutual funds with comparable investment classifications and objectives as determined by Broadridge.

In reviewing the performance, the Board viewed longer-term performance over a full market cycle, typically five years or longer, as applicable, as the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of subadvisor skill.

The expense comparisons below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group, and Y Class shares relative to the Fund’s Morningstar Fee Level universe. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest 20 percent of the universe or group based on highest total expense. References to the Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable mutual funds as determined by Broadridge. A Broadridge Expense Group consists of the Fund and a

41

Disclosure Regarding Approval of the Management and Investment Advisory Agreements

July 31, 2021 (Unaudited)

representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for the Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for the Fund as of December 31, 2020. References to the Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable mutual funds as determined by Morningstar.

The Board considered the Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

In reviewing expenses, the Board considered the positive impact of fee waivers and the Manager’s agreement to continue the fee waivers. The Board also considered that, in connection with the change in the name of the Fund’s Institutional Class shares, the share class used for the Fund’s Morningstar Fee Level comparisons had changed from the R5 Class shares to the Y Class shares, which may have resulted in a less favorable Morningstar Fee Level Ranking for the Fund than in prior years.

In considering the renewal of the Agreements for the Fund, the Board considered the following additional factors:

Broadridge Total Expense Analysis Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	4th Quintile
Compared to Broadridge Expense Universe	4th Quintile
Morningstar Fee Level Ranking	5th Quintile

Broadridge and Morningstar Performance Analysis (one-year period ended December 31, 2020)

Compared to Broadridge Performance Universe	4th Quintile
Compared to Morningstar Category	3rd Quintile

The Board also considered: (1) that the subadvisor is an affiliate of the Manager; (2) information provided by the subadvisor indicating that it had incurred a loss with respect to the services that it provides to the Fund; and (3) the Manager’s recommendation to continue to retain the subadvisor based upon, among other factors, the relatively brief period that this Fund has been in operation.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and the subadvisor under the Agreements are fair and reasonable; and (2) determined that the Fund and its shareholders would benefit from the Manager’s and subadvisor’s continued management of the Fund.

42

Disclosure Regarding Liquidity Risk Management Program

July 31, 2021 (Unaudited)

Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), requires open-end registered investment companies (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. The Fund has adopted a Liquidity Risk Management Program (the “Program”) that is designed to assess and manage liquidity risk, which is the risk that the Fund could not meet requests to redeem its shares without significant dilution of the remaining shareholders’ interests in the Fund. Pursuant to Rule 22e-4, the Program includes the following elements:

•	Assessment, management, and periodic review of liquidity risk;

•	Classification of each of the Fund’s portfolio investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid, and illiquid;

•	Determination and review of a highly liquid investment minimum for any Fund that does not primarily hold assets that are highly liquid investments;

•

Policies and procedures to respond to a shortfall in the highly liquid investment minimum, including associated reports to the Fund’s Board of Trustees (the “Board”) and the Securities and Exchange Commission (“SEC”);

•	A prohibition against a Fund acquiring an illiquid investment if immediately after the acquisition the Fund would have more than 15% of its net assets invested in illiquid investments that are assets;

•	Reporting of breaches of the illiquid investment prohibition to the Board and the SEC; and

•	Policies and procedures regarding how and when a Fund will satisfy redemption requests by distributing portfolio securities or other assets.

The Manager’s Liquidity Committee administers the Program and has provided quarterly reports to the Board regarding the Fund’s liquidity risk. In addition, at the Board’s March 3-4, 2021 meetings, the Board reviewed the Liquidity Committee’s written report (“Report”) that addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation from January 1, 2020 through December 31, 2020 (the “review period”).

Key conclusions that the Liquidity Committee included in the Report are listed below:

•	The Program is reasonably designed to assess and manage the Fund’s liquidity risk.

•	The operation of the Program was adequate during the review period.

•	There were no material changes to the Program during the review period.

•	The Fund included in this shareholder report was deemed to primarily hold assets that are highly liquid, and no highly liquid investment minimum was recommended.

•	The Program was effectively implemented by the Liquidity Committee during the review period.

•	Administration of the Program by the Liquidity Committee continues to be appropriate.

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44

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the American Beacon Continuous Capital Emerging Markets Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each quarter.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Continuous Capital Emerging Markets Fund are service marks of American Beacon Advisors, Inc.

SAR 07/21

American Beacon®
FUNDS

2021 SEMI-ANNUAL REPORT

July 31, 2021

FRONTIER MARKETS INCOME FUND

NIS CORE PLUS BOND FUND

As of January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's annual/semi-annual shareholder reports are no longer sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive annual/semi-annual shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive annual/semi-annual shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on ''Quick Links'' and then ''Register for E-Delivery.''

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your annual/semi-annual shareholder reports by calling 1-866-345-5954 with the unique ID number that is provided in the notification you receive, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

FrontierNIS0721

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

FRONTIER MARKETS INCOME FUND

Investing in foreign, emerging and frontier market securities may involve heightened risk due to currency fluctuations and economic and political risks. Geopolitical and other events have led to market disruptions causing adverse changes in the value of investments broadly. Investing in derivative instruments involves liquidity, credit, interest rate and market risks. The use of fixed-income securities entails interest rate and credit risks. The Fund’s investments in high-yield securities (commonly referred to as “junk bonds”) are subject to greater levels of credit, interest rate, market and liquidity risk than investment-grade securities. Credit risk is the risk that the issuer of a bond will fail to make timely payment of interest or principal; and the decline in an issuer’s credit rating can cause the price of its bonds to go down. The Fund’s incorporation of environmental, social and/or governance (ESG) considerations in its investment strategy may cause it to underperform funds that do not incorporate these considerations. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

NIS CORE PLUS BOND FUND

The Fund’s investments in high-yield securities (commonly referred to as “junk bonds”) are subject to greater levels of credit, interest rate, market and liquidity risk than investment-grade securities. Credit risk is the risk that the issuer of a bond will fail to make timely payment of interest or principal; and the decline in an issuer’s credit rating can cause the price of its bonds to go down. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Geopolitical and other events have led to market disruptions causing adverse changes in the value of investments broadly. Changes in value may be temporary or may last for extended periods. The Fund may have high portfolio turnover risk, which could increase the Fund’s transaction costs and possibly have a negative impact on performance. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	July 31, 2021

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

Throughout this reporting period, the 24-hour news cycle has continued to closely follow the COVID-19 pandemic, including the spread of the delta variant and ongoing global vaccination efforts; U.S. stimulus and infrastructure spending; and the reopening of our nation’s businesses and schools. After more than a year of uncertainty, it appears we are still navigating turbulent waters and facing waves of virus variants that could dampen economic recovery.

However, during challenging times such as we’ve all experienced since March 2020, the fear of loss can be a powerful emotion. And it can cause many individuals to make short-term investment decisions that have the potential to sink their long-term financial objectives. We encourage you to remain focused on achieving your long-term investment goals by working with financial professionals to develop a personal savings plan, conduct annual plan reviews, and make thoughtful, purposeful plan adjustments to help manage your evolving financial needs and goals. By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your portfolio. By allocating your portfolio according to your risk-tolerance level, you may be better positioned to withstand crises. By staying the course, you will be better positioned to achieve enduring financial success.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term financial rewards.

Thank you for continuing your financial journey with American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

American Beacon Frontier Markets Income FundSM

Performance Overview

July 31, 2021 (Unaudited)

The Investor Class of the American Beacon Frontier Markets Income Fund (the “Fund”) returned 5.39% for the six-month period ending July 31, 2021. The Fund outperformed the JP Morgan EMBI Global Diversified Index (the hard currency “Index”) return of 0.84% for the same period. For additional comparison, the JP Morgan GBI-EM Global Diversified Index (denominated in local-currency) returned -2.75%, reflecting weakness in local emerging-market currencies relative to the U.S. dollar.

Total Returns for the Period ended July 31, 2021

	Ticker	6 Months*	1 Year	3 Years	5 Years	Since Inception (2/25/2014)
R5 Class (1,3)	AGEIX	5.55%	11.26%	6.10%	7.36%	5.73%
Y Class (1,3)	AGEYX	5.52%	11.06%	5.99%	7.27%	5.65%
Investor Class (1,3)	AGEPX	5.39%	10.91%	5.73%	7.00%	5.38%
A without Sales Charge (1,3)	AGUAX	5.35%	10.70%	5.66%	6.91%	5.31%
A with Sales Charge (1,3)	AGUAX	0.29%	5.42%	3.97%	5.87%	4.62%
C without Sales Charge (1,3)	AGECX	4.89%	10.01%	4.94%	6.19%	4.55%
C with Sales Charge (1,3)	AGECX	3.89%	9.01%	4.94%	6.19%	4.55%

JPMorgan EMBI Global Diversified Index (2)		0.84%	4.11%	5.96%	4.57%	5.64%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. Performance prior to waiving fees was lower than actual returns shown for periods when fee waivers were in place for each Class. A portion of fees charged to the R5 Class of the Fund was waived from Fund inception through 2015, partially recovered in 2016, waived in 2017 and 2018, and recovered in 2019 and 2020. A portion of fees charged to the Investor Class of the Fund was waived from Fund inception through 2015, partially recovered in 2016, waived in 2017, and recovered in 2018. A portion of fees charged to the Y Class of the Fund was waived from Fund inception through 2015, partially recovered in 2016, waived in 2017, and partially recovered in 2019. A portion of fees charged to the A Class of the Fund was waived from Fund inception through 2015, partially recovered in 2016, waived in 2017, and recovered from 2018 through 2020. A portion of fees charged to the C Class of the Fund was waived from Fund inception through 2017 and was recovered in 2018 and 2019. A Class shares have a maximum sales charge of 4.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.

The JPMorgan EMBI Global Diversified Index is an emerging market debt benchmark that tracks dollar-denominated bonds issued by frontier and emerging market governments. One cannot directly invest in an index.

3.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, and C Class shares were 1.10%, 1.15%, 1.43%, 1.56%, and 2.15%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed during the period as Frontier Market bonds generally had less sensitivity to rising interest rates in the more developed economies. The economic recovery in developed and emerging countries, and the desire for higher inflation from central banks, pushed interest rates up during the period. The Fund’s lower duration and exposure to higher-yielding frontier bonds provided a shield to the worst of the interest rate movements early in the period. The Fund’s holdings in frontier bonds provided higher yields and wider credit spreads than emerging market issues, which contributed to the Fund’s outperformance as credit spreads continued to narrow during the period.

Emerging market economies experienced currency weakness during the period as rising U.S. treasury yields drew investors into hard currencies. However, frontier currencies generally were not adversely affected by the rotation into hard currency as their bond markets are smaller, off-the-run and generally less impacted by macro trends in the more developed markets. As such, while more than half of the Fund’s holdings were denominated in local frontier market currencies, they were not adversely affected by the broader currency declines in emerging markets.

American Beacon Frontier Markets Income FundSM

Performance Overview

July 31, 2021 (Unaudited)

The Fund’s lower-duration, local-currency exposures in higher-yielding frontier market bonds provided notable outperformance during the period as improving global economies and investor demand for yield amid a global low-yield environment combined to provide a highly supportive backdrop for the Fund’s holdings.

The Fund’s sub-advisors continue to employ top-down and bottom-up investment approaches that assess macroeconomic variables affecting the relationships between developed, emerging and frontier-market countries, combined with country-specific analysis, to identify the best risk-adjusted opportunities. This process has remained consistent since each subadvisor’s inception with the Fund.

Top Ten Holdings (% Net Assets)
Uruguay Government International Bond, 3.875%, Due 7/2/2040		2.1
Zambia Government International Bond, 8.970%, Due 7/30/2027		1.8
Egypt Government Bond, 14.313%, Due 10/13/2023, Series 3YR		1.7
European Bank for Reconstruction & Development, 10.000%, Due 2/28/2023, Series EMTN		1.5
Ukraine Government Bond, 14.910%, Due 10/12/2022		1.4
Republic of Kenya Infrastructure Bond, 12.500%, Due 1/10/2033, Series 15YR		1.4
Angolan Government International Bond, 8.250%, Due 5/9/2028		1.3
Pakistan Investment Bond, 9.500%, Due 9/19/2024, Series 5YR		1.3
Senegal Government International Bond, 6.750%, Due 3/13/2048		1.3
Angolan Government International Bond, 9.375%, Due 5/8/2048		1.1

Total Fund Holdings	235

Top Ten Country Weightings (% Investments)
Egypt		5.8
Ghana		5.7
Ukraine		5.6
Angola		5.5
Supranational		5.5
Pakistan		5.3
Zambia		5.2
Kenya		5.0
Uganda		3.8
Kazakhstan		3.5

Sector Allocation (% Investments)
Foreign Sovereign Obligations		86.6
Credit-Linked Notes		7.2
Financial		2.3
Industrial		1.1
Consumer, Non-Cyclical		1.0
Basic Materials		0.6
Energy		0.5
Communications		0.4
Utilities		0.3

American Beacon Frontier Markets Income FundSM

Performance Overview

July 31, 2021 (Unaudited)

Country Allocation (% Investments)
Egypt	5.8
Ghana	5.7
Ukraine	5.6
Angola	5.5
Supranational	5.5
Pakistan	5.3
Zambia	5.2
Kenya	5.0
Uganda	3.8
Kazakhstan	3.5
Uruguay	3.1
Nigeria	3.0
Ivory Coast	2.6
Belarus	2.5
El Salvador	2.5
Costa Rica	2.4
Ecuador	2.3
Mozambique	2.1
Iraq	2.0
Senegal	2.0
Cameroon	1.8
Uzbekistan	1.7
Argentina	1.5
Gabon	1.5
Georgia	1.5
Dominican Republic	1.4
Paraguay	1.3
Sri Lanka	1.3
Benin	1.2
Kyrgyzstan	1.2
Malawi	1.1
Tajikistan	1.1
Tunisia	1.1
Barbados	1.0
Nicaragua	0.9
Netherlands	0.8
Papua New Guinea	0.6
United Republic of Tanzania	0.6
Belize	0.4
Honduras	0.4
Ireland	0.4
Rwanda	0.4
South Africa	0.4
Azerbaijan	0.4
Suriname	0.2
Togo	0.2
United States	0.2

American Beacon NIS Core Plus Bond FundSM

Performance Overview

July 31, 2021 (Unaudited)

The Y Class of the American Beacon NIS Core Plus Bond Fund (the “Fund”) returned 1.16% for the six months ended July 31, 2021, outperforming the Bloomberg U.S. Aggregate Bond Index (the “Index”) return of 0.21% for the same period.

Total Returns for the Period ended July 31, 2021

	Ticker	6 Months*	Since Inception* (9/10/2020)
Y Class (1,3)	NISYX	1.16%	2.29%
A without Sales Charge (1,3)	NISAX	1.03%	2.06%
A with Sales Charge (1,3)	NISAX	(2.74)%	(1.77)%
C without Sales Charge (1,3)	NISCX	0.66%	1.39%
C with Sales Charge (1,3)	NISCX	(0.34)%	0.39%
R6 Class (1,3)	NISRX	1.21%	2.38%

Bloomberg U.S. Aggregate Bond Index		0.21%	0.13%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end-of-day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only; and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception. A Class shares have a maximum sales charge of 3.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.

The Bloomberg U.S. Aggregate Bond Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. One cannot directly invest in an index.

3.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Y, A, C, and R6 Class shares were 1.38%, 1.63%, 2.38%, and 1.28%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s outperformance was due primarily to the Fund’s overall diversification. An overweight allocation to corporate credit contributed positively to performance as bond spreads tightened on the back of positive risk sentiment in response to the vaccine roll-out and reopening of the economy. Within corporates, an overweight to the energy and consumer cyclical sectors as well as overall security selection was additive. Furthermore, an overweight to taxable municipal bonds helped as spreads were bolstered by a muted new issuance calendar. Underweight allocations to U.S. Treasuries and Agency Mortgages proved beneficial relative to the Index as investors sought yield in other areas of the marketplace. Security selection within taxable municipals was a minor detractor.

The Fund continues to utilize both bottom-up and top-down inputs to identify the best relative value available across the broad range of domestic fixed income instruments to benefit performance over the long term.

American Beacon NIS Core Plus Bond FundSM

Performance Overview

July 31, 2021 (Unaudited)

Top Ten Holdings (% Net Assets)
U.S. Treasury Notes/Bonds, 1.750%, Due 12/31/2024		4.2
U.S. Treasury Notes/Bonds, 1.125%, Due 2/29/2028		2.9
U.S. Treasury Notes/Bonds, 0.750%, Due 3/31/2026		2.4
U.S. Treasury Notes/Bonds, 1.875%, Due 2/15/2051		2.3
U.S. Treasury Notes/Bonds, 1.375%, Due 8/15/2050		2.1
U.S. Treasury Notes/Bonds, 0.500%, Due 8/31/2027		1.3
U.S. Treasury Notes/Bonds, 0.875%, Due 6/30/2026		1.1
U.S. Treasury Notes/Bonds, 2.250%, Due 5/15/2041		1.1
New Residential Mortgage Loan Trust, 3.750%, Due 11/26/2035, 2016-2A A1		1.1
Expedia Group, Inc., 4.625%, Due 8/1/2027		1.0

Total Fund Holdings	229

Sector Allocation (% Investments)
U.S. Treasury Obligations		19.7
Asset-Backed Obligations		15.5
Financial		13.4
Commercial Mortgage-Backed Obligations		9.6
Municipal Obligations		8.7
Consumer, Non-Cyclical		6.9
Collateralized Mortgage Obligations		5.4
Communications		5.4
Energy		5.0
Consumer, Cyclical		2.9
U.S. Agency Mortgage-Backed Obligations		2.4
Utilities		1.8
Industrial		1.4
Basic Materials		1.2
Technology		0.7

Country Allocation (% Fixed Income)
United States		97.9
Canada		0.7
France		0.5
Netherlands		0.5
Bermuda		0.2
United Kingdom		0.2

American Beacon FundsSM

Expense Examples

July 31, 2021 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from February 1, 2021 through July 31, 2021.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the American Beacon Frontier Markets Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the American Beacon Frontier Markets Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Expense Examples

July 31, 2021 (Unaudited)

American Beacon Frontier Markets Income Fund

	Beginning Account Value 2/1/2021	Ending Account Value 7/31/2021	Expenses Paid During Period 2/1/2021-7/31/2021*
R5 Class
Actual	$1,000.00	$1,055.50	$5.25
Hypothetical**	$1,000.00	$1,019.69	$5.16
Y Class
Actual	$1,000.00	$1,053.90	$5.65
Hypothetical**	$1,000.00	$1,019.29	$5.56
Investor Class
Actual	$1,000.00	$1,053.90	$6.93
Hypothetical**	$1,000.00	$1,018.05	$6.81
A Class
Actual	$1,000.00	$1,052.20	$6.97
Hypothetical**	$1,000.00	$1,018.00	$6.85
C Class
Actual	$1,000.00	$1,048.90	$10.62
Hypothetical**	$1,000.00	$1,014.43	$10.44

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.03%, 1.11%, 1.36%, 1.37%, and 2.09% for the R5, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon NIS Core Plus Bond Fund

	Beginning Account Value 2/1/2021	Ending Account Value 7/31/2021	Expenses Paid During Period 2/1/2021-7/31/2021
Y Class
Actual	$1,000.00	$1,011.60	$2.64
Hypothetical**	$1,000.00	$1,022.17	$2.66
A Class
Actual	$1,000.00	$1,010.30	$3.89
Hypothetical**	$1,000.00	$1,020.93	$3.91
C Class
Actual	$1,000.00	$1,006.60	$7.61
Hypothetical**	$1,000.00	$1,017.21	$7.65
R6 Class
Actual	$1,000.00	$1,012.10	$2.15
Hypothetical**	$1,000.00	$1,022.66	$2.16

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.53%, 0.78%, 1.53%, and 0.43% for the Y, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount*		Fair Value

Angola - 5.09%

Credit-Linked Notes - 0.10%
Republic of Angola (Issuer Aurora Australis BV), 6.403%, Due 12/19/2023, Series EMTN, (6-mo. USD LIBOR + 6.250%)A B		$468,750	$466,629

Foreign Sovereign Obligations - 4.99%
Angolan Government International Bond,
9.500%, Due 11/12/2025B		3,033,000	3,343,864
8.250%, Due 5/9/2028B		9,170,000	9,628,500
8.000%, Due 11/26/2029C		3,580,000	3,701,290
9.375%, Due 5/8/2048B		5,974,000	6,257,766

Total Foreign Sovereign Obligations			22,931,420

Total Angola (Cost $19,731,085)			23,398,049

Argentina - 1.41%

Foreign Sovereign Obligations - 1.41%
Argentine Republic Government International Bond,
1.000%, Due 7/9/2029		227,491	87,243
0.500%, Due 7/9/2030D		4,630,288	1,683,110
1.125%, Due 7/9/2035D		14,562,784	4,718,342

Total Foreign Sovereign Obligations			6,488,695

Total Argentina (Cost $8,548,209)			6,488,695

Azerbaijan - 0.24% (Cost $1,119,293)

Credit-Linked Notes - 0.24%
Republic of Azerbaijan (Frontera Capital BV), 10.000%, Due 8/1/2023C	AZN	1,900,000	1,118,305

Barbados - 0.92%

Foreign Sovereign Obligations - 0.92%
Barbados Government International Bond,
6.500%, Due 10/1/2029B		2,353,900	2,365,669
6.500%, Due 10/1/2029C		1,837,500	1,846,688

Total Foreign Sovereign Obligations			4,212,357

Total Barbados (Cost $3,897,404)			4,212,357

Belarus - 2.27%

Foreign Sovereign Obligations - 2.27%
Development Bank of the Republic of Belarus JSC,
12.000%, Due 5/15/2022B	BYN	3,100,000	1,229,125
12.000%, Due 5/15/2022C	BYN	2,432,000	964,268
6.750%, Due 5/2/2024B		1,400,000	1,302,000
6.750%, Due 5/2/2024C		2,030,000	1,887,900
Republic of Belarus International Bond, 6.200%, Due 2/28/2030B		1,510,000	1,329,797
Republic of Belarus Ministry of Finance,
5.875%, Due 2/24/2026C		2,724,000	2,529,643
6.378%, Due 2/24/2031C		1,356,000	1,197,890

Total Foreign Sovereign Obligations			10,440,623

Total Belarus (Cost $11,581,294)			10,440,623

Belize - 0.32% (Cost $2,368,375)

Foreign Sovereign Obligations - 0.32%
Belize Government International Bond, 4.938%, Due 2/20/2034, PIK (in - kind rate 4.938%)B		3,551,611	1,449,057

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount*		Fair Value

Benin - 1.12%

Foreign Sovereign Obligations - 1.12%
Benin Government International Bond,
4.875%, Due 1/19/2032C	EUR	3,672,000	$4,308,586
6.875%, Due 1/19/2052C	EUR	688,000	838,175

Total Foreign Sovereign Obligations			5,146,761

Total Benin (Cost $5,222,496)			5,146,761

Bosnia & Herzegovina - 0.01% (Cost $42,135)

Foreign Sovereign Obligations - 0.01%
Bosnia & Herzegovina Government International Bond, 0.250%, Due 12/20/2021, Series B, (6-mo. EUR LIBOR + 0.813%)A B E	EUR	62,030	35,929

Cameroon, United Republic Of - 1.70%

Foreign Sovereign Obligations - 1.70%
Republic of Cameroon International Bond,
5.950%, Due 7/7/2032B	EUR	2,350,000	2,746,696
5.950%, Due 7/7/2032C	EUR	4,350,000	5,084,310

Total Foreign Sovereign Obligations			7,831,006

Total Cameroon, United Republic Of (Cost $7,945,534)			7,831,006

Costa Rica - 2.20%

Foreign Sovereign Obligations - 2.20%
Costa Rica Government International Bond,
8.050%, Due 9/18/2024B	CRC	750,000,000	1,328,371
9.660%, Due 9/30/2026B	CRC	2,250,000,000	4,223,804
9.200%, Due 2/21/2029B		2,500,000	3,000,000
10.580%, Due 9/26/2029B	CRC	800,000,000	1,572,833

Total Foreign Sovereign Obligations			10,125,008

Total Costa Rica (Cost $9,039,845)			10,125,008

Dominican Republic - 1.29%

Foreign Sovereign Obligations - 1.29%
Dominican Republic International Bond,
8.900%, Due 2/15/2023B	DOP	122,000,000	2,247,383
9.750%, Due 6/5/2026B	DOP	184,350,000	3,679,508

Total Foreign Sovereign Obligations			5,926,891

Total Dominican Republic (Cost $5,879,484)			5,926,891

Ecuador - 2.09%

Foreign Sovereign Obligations - 2.09%
Ecuador Government International Bond,
Due 7/31/2030C F		638,767	352,925
5.000%, Due 7/31/2030B D		2,449,248	2,136,993
5.000%, Due 7/31/2030C D		2,300,760	2,007,436
1.000%, Due 7/31/2035B D		799,000	553,316
1.000%, Due 7/31/2035C D		5,139,045	3,558,840
0.500%, Due 7/31/2040C D		1,625,550	999,730

Total Foreign Sovereign Obligations			9,609,240

Total Ecuador (Cost $8,543,760)			9,609,240

Egypt - 5.37%

Foreign Sovereign Obligations - 5.37%
Egypt Government Bond,
14.196%, Due 7/7/2023, Series 3YR	EGP	25,800,000	1,632,660
14.313%, Due 10/13/2023, Series 3YR	EGP	123,000,000	7,794,350

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount*		Fair Value

Egypt - 5.37% (continued)

Foreign Sovereign Obligations - 5.37% (continued)
Egypt Government Bond, (continued)
14.349%, Due 7/14/2025, Series 5YR	EGP	47,700,000	$3,016,485
14.483%, Due 4/6/2026, Series 5YR	EGP	10,300,000	653,592
17.180%, Due 5/9/2027, Series 10YR	EGP	14,500,000	1,013,678
14.406%, Due 7/7/2027, Series 7YR	EGP	23,700,000	1,497,778
14.556%, Due 10/13/2027, Series 7YR	EGP	27,000,000	1,716,223
15.700%, Due 11/7/2027, Series 10YR	EGP	10,000,000	664,552
13.564%, Due 1/14/2030, Series 10Y	EGP	40,000,000	2,400,103
Egypt Government International Bond,
7.903%, Due 2/21/2048B		900,000	877,500
8.875%, Due 5/29/2050B		2,350,000	2,500,659
Egypt Treasury Bills, Series 364D, 13.340%, Due 2/15/2022	EGP	15,500,000	921,472

Total Foreign Sovereign Obligations			24,689,052

Total Egypt (Cost $24,461,013)			24,689,052

El Salvador - 2.34%

Foreign Corporate Obligations - 0.19%
AES El Salvador Trust, 6.750%, Due 03/28/2023B		910,000	871,325

Foreign Sovereign Obligations - 2.15%
El Salvador Government International Bond,
5.875%, Due 1/30/2025B		1,847,000	1,655,651
6.375%, Due 1/18/2027B		3,070,000	2,669,672
8.625%, Due 2/28/2029B		1,200,000	1,124,040
8.250%, Due 4/10/2032B		1,240,000	1,125,052
7.625%, Due 2/1/2041B		1,967,000	1,637,921
7.125%, Due 1/20/2050B		2,100,000	1,685,271

Total Foreign Sovereign Obligations			9,897,607

Total El Salvador (Cost $11,329,243)			10,768,932

Gabon - 1.40%

Foreign Sovereign Obligations - 1.40%
Gabon Government International Bond,
6.375%, Due 12/12/2024B		441,914	468,994
6.950%, Due 6/16/2025B		4,080,000	4,417,498
6.625%, Due 2/6/2031B		1,548,000	1,550,786

Total Foreign Sovereign Obligations			6,437,278

Total Gabon (Cost $6,047,243)			6,437,278

Georgia - 1.37%

Credit-Linked Notes - 0.38%
Georgia Government (Issuer Frontera Capital BV), 10.000%, Due 8/4/2021B G		267,467	232,738
Georgia Government (Issuer Zambezi BV), 9.500%, Due 8/9/2022C		2,000,000	1,537,041

Total Credit-Linked Notes			1,769,779

Foreign Corporate Obligations - 0.14%
Georgia Global Utilities JSC, 7.750%, Due 7/30/2025C		600,000	638,787

Foreign Sovereign Obligations - 0.85%
Georgia Treasury Bond,
8.250%, Due 11/6/2022	GEL	4,520,000	1,438,844
8.000%, Due 2/4/2023	GEL	3,560,000	1,129,584
8.125%, Due 1/28/2026	GEL	4,290,000	1,335,612

Total Foreign Sovereign Obligations			3,904,040

Total Georgia (Cost $6,669,750)			6,312,606

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount*		Fair Value

Ghana - 5.23%

Credit-Linked Notes - 0.04%
Ghana Promissory Notes (Issuer Saderea DAC), 12.500%, Due 11/30/2026, Series EMTNB		$179,205	$193,541

Foreign Corporate Obligations - 0.23%
Kosmos Energy Ltd., 7.500%, Due 3/1/2028C		1,097,000	1,060,031

Foreign Sovereign Obligations - 4.96%
Ghana Government International Bond,
7.750%, Due 4/7/2029C		1,632,000	1,643,603
8.125%, Due 3/26/2032B		3,140,000	3,133,594
8.950%, Due 3/26/2051B		220,000	214,755
Republic of Ghana Government Bonds,
18.750%, Due 1/24/2022, Series 5YR	GHS	2,000,000	338,619
19.700%, Due 5/23/2022, Series 3Y	GHS	1,400,000	239,013
18.250%, Due 7/25/2022, Series 5Y	GHS	11,225,000	1,895,515
20.750%, Due 1/16/2023	GHS	2,670,000	466,427
16.500%, Due 2/6/2023, Series 5Y	GHS	11,000,000	1,824,103
17.250%, Due 7/31/2023	GHS	3,300,000	551,898
17.700%, Due 3/18/2024	GHS	4,200,000	703,978
21.000%, Due 1/27/2025	GHS	1,680,000	302,870
19.250%, Due 6/23/2025	GHS	4,650,000	803,063
19.000%, Due 11/2/2026, Series 10Y	GHS	30,278,000	5,090,794
19.250%, Due 1/18/2027	GHS	19,750,000	3,347,150
20.500%, Due 11/8/2027	GHS	6,350,000	1,117,949
17.500%, Due 5/29/2028, Series 10Y	GHS	7,000,000	1,099,651

Total Foreign Sovereign Obligations			22,772,982

Total Ghana (Cost $26,249,528)			24,026,554

Honduras - 0.37%

Foreign Corporate Obligations - 0.20%
Inversiones Atlantida SA, 7.500%, Due 5/19/2026C		880,000	915,200

Foreign Sovereign Obligations - 0.17%
Honduras Government International Bond, 5.625%, Due 6/24/2030C		762,000	795,337

Total Honduras (Cost $1,653,798)			1,710,537

Iraq - 1.85%

Foreign Sovereign Obligations - 1.85%
Iraq International Bond,
6.752%, Due 3/9/2023B		$4,480,000	4,544,378
5.800%, Due 1/15/2028B		4,158,375	3,971,248

Total Foreign Sovereign Obligations			8,515,626

Total Iraq (Cost $8,181,509)			8,515,626

Ireland - 0.39% (Cost $1,789,786)

Foreign Sovereign Obligations - 0.39%
Republic of Angola Via Avenir Issuer II Ireland DAC, 6.927%, Due 2/19/2027B		1,928,571	1,783,929

Ivory Coast - 2.44%

Foreign Sovereign Obligations - 2.44%
Ivory Coast Government International Bond,
5.250%, Due 3/22/2030B	EUR	430,000	538,142
5.875%, Due 10/17/2031C	EUR	2,062,000	2,639,602
5.750%, Due 12/31/2032B D		4,063,029	4,103,820
6.875%, Due 10/17/2040B	EUR	1,600,000	2,094,207
6.625%, Due 3/22/2048B	EUR	1,450,000	1,826,362

Total Foreign Sovereign Obligations			11,202,133

Total Ivory Coast (Cost $10,312,696)			11,202,133

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount*		Fair Value

Kazakhstan - 3.25%

Foreign Corporate Obligations - 0.64%
Development Bank of Kazakhstan JSC,
8.950%, Due 5/4/2023B	KZT	744,500,000	$1,743,299
10.950%, Due 5/6/2026C	KZT	507,000,000	1,185,240

Total Foreign Corporate Obligations			2,928,539

Foreign Sovereign Obligations - 2.61%
Kazakhstan Government Bond,
5.600%, Due 3/25/2022, Series 11Y	KZT	682,059,000	1,564,937
5.000%, Due 5/15/2023, Series 5/13	KZT	1,780,001,000	3,865,764
9.500%, Due 1/30/2024, Series MEUK	KZT	284,000,000	660,831
8.050%, Due 5/20/2024, Series 1801	KZT	850,000,000	1,906,828
9.000%, Due 3/6/2027, Series 120	KZT	1,000,000,000	2,231,403
10.120%, Due 2/17/2034, Series 13Y	KZT	400,000,000	931,144
Kazakhstan Government International Bond, 5.300%, Due 3/19/2022B	KZT	270,000,000	618,807
National Bank of Kazakhstan Notes, Due 12/24/2021, Series 182DF	KZT	102,000,000	231,577

Total Foreign Sovereign Obligations			12,011,291

Total Kazakhstan (Cost $15,393,418)			14,939,830

Kenya - 4.57%

Foreign Sovereign Obligations - 4.57%
Republic of Kenya Government International Bond,
8.000%, Due 5/22/2032B		2,700,000	3,049,002
8.250%, Due 2/28/2048B		1,834,000	2,027,502
Republic of Kenya Infrastructure Bond,
12.000%, Due 9/18/2023, Series 12YR	KES	23,900,000	230,018
11.000%, Due 12/2/2024, Series 9YR	KES	49,100,000	460,914
12.500%, Due 5/12/2025, Series 9YR	KES	27,800,000	272,973
10.200%, Due 5/25/2026, Series 6Y	KES	31,000,000	287,791
11.000%, Due 10/12/2026, Series 12YR	KES	74,650,000	703,457
10.850%, Due 4/2/2029, Series 9Y	KES	24,550,000	231,031
10.900%, Due 8/11/2031, Series 11Y	KES	87,000,000	813,733
12.000%, Due 10/6/2031, Series 15YR	KES	288,000,000	2,796,094
12.500%, Due 1/10/2033, Series 15YR	KES	631,000,000	6,358,715
11.750%, Due 10/8/2035, Series 16YR	KES	398,000,000	3,750,345

Total Foreign Sovereign Obligations			20,981,575

Total Kenya (Cost $20,482,950)			20,981,575

Kyrgyzstan - 1.13%

Credit-Linked Notes - 1.13%
Kyrgyz Republic (Issuer Frontera Capital BV),
8.000%, Due 5/26/2025, Series EMTN	KGS	70,000,000	760,054
6.000%, Due 9/19/2025C	KGS	120,500,000	1,246,392
12.000%, Due 2/7/2028C	KGS	95,000,000	1,207,696
Kyrgyz Republic (Issuer Zambezi BV), 10.000%, Due 4/13/2028C	KGS	180,000,000	1,978,633

Total Credit-Linked Notes			5,192,775

Total Kyrgyzstan (Cost $6,060,278)			5,192,775

Malawi - 1.02%

Credit-Linked Notes - 1.02%
Republic of Malawi (Issuer Frontera Capital BV),
12.500%, Due 5/21/2025C		$1,050,000	843,677
18.500%, Due 8/15/2026C		2,700,000	2,620,986
13.500%, Due 6/18/2027C		700,000	620,023
13.500%, Due 9/3/2027		650,000	600,437

Total Credit-Linked Notes			4,685,123

Total Malawi (Cost $4,987,514)			4,685,123

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount*		Fair Value

Mozambique - 1.98%

Credit-Linked Notes - 0.77%
Mozambique Government Bond (Issuer ICBC Standard Bank PLC),
Due 2/28/2023, Series EMTNC F G	MZN	90,000,000	$1,395,719
19.000%, Due 3/26/2025, Series EMTNG	MZN	90,500,000	1,448,418
Mozambique Treasury Bills (Issuer ICBC Standard Bank PLC), 12.033%, Due 2/18/2022, Series EMTNB	MZN	47,000,000	681,544

Total Credit-Linked Notes			3,525,681

Foreign Sovereign Obligations - 1.21%
Mozambique International Bond,
5.000%, Due 9/15/2031B D		4,178,000	3,550,465
5.000%, Due 9/15/2031C D		2,353,000	1,999,579

Total Foreign Sovereign Obligations			5,550,044

Total Mozambique (Cost $8,907,700)			9,075,725

Netherlands - 0.69%

Foreign Corporate Obligations - 0.40%
First Bank of Nigeria Ltd. Via FBN Finance Co. BV, 8.625%, Due 10/27/2025C		1,700,000	1,840,712

Foreign Sovereign Obligations - 0.29%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV,
9.280%, Due 1/9/2022, Series EMT3		800,000	672,841
6.500%, Due 5/17/2022, Series EMTN		700,000	682,587

Total Foreign Sovereign Obligations			1,355,428

Total Netherlands (Cost $3,183,916)			3,196,140

Nicaragua - 0.77%

Credit-Linked Notes - 0.77%
Empresa Administadora de Aeropuertos Internacionales (Issuer Zambezi BV), 7.000%, Due 4/8/2024C G		1,159,400	1,090,786
Republic of Nicaragua (Issuer Zambezi BV), 6.750%, Due 8/5/2022C		2,400,000	2,467,083

Total Credit-Linked Notes			3,557,869

Total Nicaragua (Cost $3,559,275)			3,557,869

Nigeria - 2.80%

Foreign Corporate Obligations - 1.01%
Access Bank PLC, 10.500%, Due 10/19/2021B		830,000	839,529
IHS Netherlands Holdco BV, 8.000%, Due 9/18/2027C		1,015,000	1,086,050
SEPLAT Petroleum Development Co. PLC, 7.750%, Due 4/1/2026C		869,000	901,509
United Bank for Africa PLC, 7.750%, Due 6/8/2022B		1,740,000	1,795,858

Total Foreign Corporate Obligations			4,622,946

Foreign Sovereign Obligations - 1.79%
Nigeria Government International Bond,
7.625%, Due 11/21/2025B		1,820,000	2,044,406
8.747%, Due 1/21/2031B		575,000	648,144
7.875%, Due 2/16/2032B		1,750,000	1,872,500
Nigeria OMO Bills,
7.722%, Due 10/12/2021	NGN	831,825,000	1,989,891
10.318%, Due 2/15/2022	NGN	717,000,000	1,657,551

Total Foreign Sovereign Obligations			8,212,492

Total Nigeria (Cost $12,313,448)			12,835,438

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount*		Fair Value

Pakistan - 4.84%

Foreign Sovereign Obligations - 4.84%
Pakistan Government International Bond,
8.250%, Due 9/30/2025B		$400,000	$437,424
6.875%, Due 12/5/2027B		2,981,000	3,048,073
7.375%, Due 4/8/2031C		1,585,000	1,592,164
7.375%, Due 4/8/2031B		1,900,000	1,908,588
Pakistan Investment Bond,
7.000%, Due 8/20/2023, Series 3YR	PKR	520,000,000	3,106,069
9.500%, Due 9/19/2024, Series 5YR	PKR	970,000,000	6,056,382
7.500%, Due 10/15/2025, Series 5YR	PKR	205,000,000	1,186,037
Pakistan Treasury Bills,
7.490%, Due 8/26/2021, Series 6M	PKR	150,000,000	918,266
7.660%, Due 10/7/2021, Series 6M	PKR	660,000,000	4,007,037

Total Foreign Sovereign Obligations			22,260,040

Total Pakistan (Cost $22,873,696)			22,260,040

Papua New Guinea - 0.53% (Cost $2,447,962)

Foreign Sovereign Obligations - 0.53%
Papua New Guinea Government International Bond, 8.375%, Due 10/4/2028B		2,401,000	2,414,205

Paraguay - 1.20%

Credit-Linked Notes - 1.20%
Municipalidad De Asuncion (Issuer Frontera Capital BV),
9.000%, Due 2/13/2026C	PYG	13,700,000,000	1,966,107
9.850%, Due 2/14/2031C	PYG	13,700,000,000	1,990,273
Municipalidad De Asuncion (Issuer Zambezi BV), 11.000%, Due 3/23/2027C		$2,000,000	1,558,175

Total Credit-Linked Notes			5,514,555

Total Paraguay (Cost $6,011,177)			5,514,555

Rwanda - 0.39% (Cost $1,697,601)

Foreign Sovereign Obligations - 0.39%
Rwanda International Government Bond, 6.625%, Due 5/2/2023B		1,670,000	1,785,397

Senegal - 1.83%

Foreign Sovereign Obligations - 1.83%
Senegal Government International Bond,
4.750%, Due 3/13/2028B	EUR	2,110,000	2,615,566
6.750%, Due 3/13/2048B		5,660,000	5,788,029

Total Foreign Sovereign Obligations			8,403,595

Total Senegal (Cost $8,293,760)			8,403,595

South Africa - 0.36% (Cost $1,616,000)

Foreign Corporate Obligations - 0.36%
Liquid Telecommunications Financing PLC, 5.500%, Due 9/4/2026C		1,616,000	1,667,550

Sri Lanka - 1.12%

Foreign Sovereign Obligations - 1.12%
Sri Lanka Government International Bond,
6.200%, Due 5/11/2027B		3,510,000	2,146,225
6.750%, Due 4/18/2028B		1,342,000	820,485
7.850%, Due 3/14/2029B		871,000	533,226
7.550%, Due 3/28/2030B		2,713,000	1,660,492

Total Foreign Sovereign Obligations			5,160,428

Total Sri Lanka (Cost $5,136,107)			5,160,428

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount*		Fair Value

Supranational - 4.93%

Foreign Sovereign Obligations - 4.93%
European Bank for Reconstruction & Development,
7.250%, Due 9/15/2021, Series GMTN		$2,100,000	$2,093,086
10.400%, Due 11/23/2022, Series GMTN		1,950,000	1,403,421
10.050%, Due 12/14/2022		700,000	685,434
10.000%, Due 2/28/2023, Series EMTN		7,800,000	6,739,496
10.100%, Due 5/6/2023, Series GMTN		750,000	727,164
10.500%, Due 5/11/2023, Series GMTN		2,466,667	2,510,561
14.000%, Due 6/14/2023, Series GMTN		800,000	793,109
9.000%, Due 2/1/2024, Series GMTN		750,000	573,521
International Bank for Reconstruction & Development,
9.100%, Due 10/14/2022, Series EMTN		KZT 1,450,000,000	3,393,485
9.250%, Due 1/20/2023, Series EMTN	RWF	2,200,000,000	2,182,910
International Finance Corp.,
13.500%, Due 9/15/2021, Series GMTN	UZS	10,378,000,000	956,333
11.000%, Due 6/28/2024		600,000	588,286

Total Foreign Sovereign Obligations			22,646,806

Total Supranational (Cost $24,607,017)			22,646,806

Suriname - 0.19% (Cost $1,407,992)

Foreign Sovereign Obligations - 0.19%
Suriname Government International Bond, 9.250%, Due 10/26/2026B		1,400,000	877,800

Tajikistan - 1.04%

Credit-Linked Notes - 0.06%
Republic of Tajikistan (Issuer Frontera Capital BV), 10.780%, Due 2/15/2023C		327,560	273,275

Foreign Sovereign Obligations - 0.98%
Republic of Tajikistan International Bond, 7.125%, Due 9/14/2027B		4,870,000	4,487,705

Total Tajikistan (Cost $4,817,271)			4,760,980

Togo - 0.16% (Cost $713,376)

Foreign Corporate Obligations - 0.16%
Ecobank Transnational, Inc., 8.750%, Due 6/17/2031, (5-Yr. CMT + 8.211%)A C		719,000	729,828

Tunisia - 1.04%

Foreign Sovereign Obligations - 1.04%
Banque Centrale de Tunisie International Bond,
6.750%, Due 10/31/2023B	EUR	1,260,000	1,320,694
5.625%, Due 2/17/2024B	EUR	800,000	811,433
5.750%, Due 1/30/2025B		814,000	688,066
6.375%, Due 7/15/2026B	EUR	1,766,000	1,771,524
6.375%, Due 7/15/2026C	EUR	200,000	200,626

Total Foreign Sovereign Obligations			4,792,343

Total Tunisia (Cost $5,137,132)			4,792,343

Uganda - 3.48%

Foreign Sovereign Obligations - 3.48%
Republic of Uganda Government Bonds,
14.125%, Due 7/7/2022	UGX	8,300,000,000	2,420,624
14.000%, Due 1/18/2024	UGX	7,471,500,000	2,190,772
19.500%, Due 12/18/2025, Series 10YR	UGX	4,000,000,000	1,344,634
16.000%, Due 5/6/2027	UGX	2,500,000,000	784,013
14.250%, Due 8/23/2029	UGX	2,200,000,000	638,766
16.000%, Due 11/14/2030	UGX	4,790,000,000	1,480,341
17.000%, Due 4/3/2031, Series 15YR	UGX	5,900,000,000	1,895,959
14.250%, Due 6/22/2034	UGX	4,925,000,000	1,368,190

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount*		Fair Value

Uganda - 3.48% (continued)

Foreign Sovereign Obligations - 3.48% (continued)
Republic of Uganda Government Bonds, (continued)
16.250%, Due 11/8/2035	UGX	7,800,000,000	$2,387,302
17.500%, Due 11/1/2040	UGX	4,800,000,000	1,482,045

Total Foreign Sovereign Obligations			15,992,646

Total Uganda (Cost $14,759,720)			15,992,646

Ukraine - 5.20%

Foreign Corporate Obligations - 1.24%
Kernel Holding SA,
6.500%, Due 10/17/2024B		890,000	946,915
6.750%, Due 10/27/2027C		645,000	691,892
Metinvest BV, 8.500%, Due 4/23/2026B		680,000	769,681
MHP Lux SA, 6.950%, Due 4/3/2026B		2,400,000	2,520,696
Ukraine Railways Via Rail Capital Markets PLC, 8.250%, Due 7/9/2024B		730,000	761,171

Total Foreign Corporate Obligations			5,690,355

Foreign Sovereign Obligations - 3.96%
Ukraine Government Bond,
14.910%, Due 10/12/2022	UAH	171,000,000	6,604,076
15.970%, Due 4/19/2023	UAH	47,500,000	1,872,123
10.000%, Due 8/23/2023, Series 10Y	UAH	14,500,000	516,558
15.840%, Due 2/26/2025	UAH	102,000,000	4,127,217
9.790%, Due 5/26/2027	UAH	100,090,000	3,264,577
Ukraine Government International Bond, 1.258%, Due 5/31/2040, Series GDPB G		1,550,000	1,803,375

Total Foreign Sovereign Obligations			18,187,926

Total Ukraine (Cost $23,804,467)			23,878,281

United Republic of Tanzania - 0.57% (Cost $2,535,733)

Foreign Corporate Obligations - 0.57%
HTA Group Ltd., 7.000%, Due 12/18/2025C		2,481,000	2,623,657

United States - 0.19% (Cost $841,000)

Corporate Obligations - 0.19%
Sagicor Financial Co. Ltd., 5.300%, Due 5/13/2028C		841,000	883,235

Uruguay - 2.82%

Foreign Sovereign Obligations - 2.82%
Uruguay Government International Bond,
8.500%, Due 3/15/2028B	UYU	65,802,000	1,560,867
8.250%, Due 5/21/2031	UYU	81,798,000	1,902,611
3.875%, Due 7/2/2040H	UYU	361,366,465	9,503,935

Total Foreign Sovereign Obligations			12,967,413

Total Uruguay (Cost $12,875,225)			12,967,413

Uzbekistan - 1.54%

Credit-Linked Notes - 0.52%
Republic of Uzbekistan (Issuer Frontera Capital BV), 12.000%, Due 9/21/2022C		2,500,000	2,381,066

Foreign Sovereign Obligations - 1.02%
Republic of Uzbekistan International Bond,
14.500%, Due 11/25/2023B	UZS	17,510,000,000	1,666,329
14.000%, Due 7/19/2024C	UZS	32,120,000,000	3,014,367

Total Foreign Sovereign Obligations			4,680,696

Total Uzbekistan (Cost $7,209,181)			7,061,762

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount*		Fair Value

Venezuela - 0.01% (Cost $269,875)

Foreign Corporate Obligations - 0.01%
Petroleos de Venezuela SA, 6.000%, Due 5/16/2024B		$1,250,000	$53,125

Zambia - 4.81%

Credit-Linked Notes - 0.38%
Zambia Government Bond (Issuer ICBC Standard Bank PLC), 11.000%, Due 1/27/2026C	ZMW	68,990,750	1,746,774

Foreign Corporate Obligations - 0.37%
First Quantum Minerals Ltd.,
7.250%, Due 4/1/2023B		330,000	336,187
6.875%, Due 3/1/2026B		800,000	834,880
6.875%, Due 10/15/2027B		484,000	524,535

Total Foreign Corporate Obligations			1,695,602

Foreign Sovereign Obligations - 4.06%
Zambia Government Bond,
12.000%, Due 5/23/2023, Series 7YR	ZMW	6,100,000	233,866
12.000%, Due 11/21/2023, Series 7YR	ZMW	14,900,000	535,078
12.000%, Due 4/23/2025, Series 7YR	ZMW	16,500,000	498,020
11.000%, Due 7/27/2025, Series 5YR	ZMW	11,500,000	327,904
11.000%, Due 1/25/2026, Series 5Y	ZMW	114,100,000	3,000,594
11.000%, Due 6/28/2026, Series 5Y	ZMW	7,890,000	199,178
13.000%, Due 8/29/2026, Series 10YR	ZMW	64,500,000	1,756,358
13.000%, Due 12/18/2027, Series 10YR	ZMW	24,795,000	630,574
13.000%, Due 12/17/2028, Series 10Y	ZMW	30,000,000	732,186
13.000%, Due 1/25/2031, Series 10Y	ZMW	3,800,000	85,110
Zambia Government International Bond,
12.000%, Due 7/4/2025B	ZMW	80,000,000	2,354,018
8.970%, Due 7/30/2027B		12,902,000	8,325,016

Total Foreign Sovereign Obligations			18,677,902

Total Zambia (Cost $25,774,541)			22,120,278

	Shares

SHORT-TERM INVESTMENTS 5.63% (Cost $25,860,865)

Investment Companies - 5.63%
American Beacon U.S. Government Money Market Select Fund, 0.010%I J		25,860,865	25,860,865

TOTAL INVESTMENTS - 97.51% (Cost $454,191,677)			448,147,832
OTHER ASSETS, NET OF LIABILITIES - 2.49%			11,425,422

TOTAL NET ASSETS - 100.00%			$459,573,254

Percentages are stated as a percent of net assets. *In U.S. Dollars unless otherwise noted.

A Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2021.

B Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $81,428,661 or 17.72% of net assets. The Fund has no right to demand registration of these securities.

D Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at July 31, 2021. The maturity date disclosed represents the final maturity date.

E Value was determined using significant unobservable inputs.

F Zero coupon bond.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

G Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

H Inflation-Indexed Note.

I The Fund is affiliated by having the same investment advisor.

J 7-day yield.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

JSC - Joint Stock Company.

LIBOR - London Interbank Offered Rate.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

Forward Foreign Currency Contracts Open on July 31, 2021:
Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	19,983,453	EUR	20,030,815	10/13/2021	BOA	$-	$(47,362)	$(47,362)
MNT	479,578	USD	450,000	1/5/2022	ICBC	29,578	-	29,578
MZN	3,030,555	USD	2,400,000	1/19/2022	ICBC	630,555	-	630,555
USD	7,892,668	EUR	7,831,815	8/20/2021	SSB	60,853	-	60,853

						$720,986	$(47,362)	$673,624

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
BOA	Merrill Lynch International
ICBC	ICBC Standard Bank PLC
SSB	State Street Bank & Trust Co.
Currency Abbreviations:
AZN	Azerbaijan Manat
BYN	Belarusian Ruble
CRC	Costa Rican Colon
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GEL	Georgian Lari
GHS	Ghanaian Cedi
KES	Kenyan Shilling
KGS	Kyrgyzstani Som
KZT	Kazakhstani Tenge
MNT	Mongolian Tugrug
MZN	Mozambique Metical
NGN	Nigerian Naira
PKR	Pakistani Rupee
PYG	Paraguayan guaraní
RWF	Rwandan Franc
UAH	Ukrainian Hryvnia
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguayan Peso
UZS	Uzbekistani Som
ZMW	Zambian Kwacha

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2021, the investments were classified as described below:

Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Assets
Credit-Linked Notes
Angola	$-	$466,629	$-	$466,629
Azerbaijan	-	1,118,305	-	1,118,305
Georgia	-	1,769,779	-	1,769,779
Ghana	-	193,541	-	193,541
Kyrgyzstan	-	5,192,775	-	5,192,775
Malawi	-	4,685,123	-	4,685,123
Mozambique	-	3,525,681	-	3,525,681
Nicaragua	-	3,557,869	-	3,557,869
Paraguay	-	5,514,555	-	5,514,555
Tajikistan	-	273,275	-	273,275
Uzbekistan	-	2,381,066	-	2,381,066
Zambia	-	1,746,774	-	1,746,774
Foreign Sovereign Obligations
Angola	-	22,931,420	-	22,931,420
Argentina	-	6,488,695	-	6,488,695
Barbados	-	4,212,357	-	4,212,357
Belarus	-	10,440,623	-	10,440,623
Belize	-	1,449,057	-	1,449,057
Benin	-	5,146,761	-	5,146,761
Bosnia & Herzegovina	-	-	35,929	35,929
Cameroon	-	7,831,006	-	7,831,006
Costa Rica	-	10,125,008	-	10,125,008
Dominican Republic	-	5,926,891	-	5,926,891
Ecuador	-	9,609,240	-	9,609,240
Egypt	-	24,689,052	-	24,689,052
El Salvador	-	9,897,607	-	9,897,607
Gabon	-	6,437,278	-	6,437,278
Georgia	-	3,904,040	-	3,904,040
Ghana	-	22,772,982	-	22,772,982
Honduras	-	795,337	-	795,337
Iraq	-	8,515,626	-	8,515,626
Ireland	-	1,783,929	-	1,783,929
Ivory Coast	-	11,202,133	-	11,202,133
Kazakhstan	-	12,011,291	-	12,011,291
Kenya	-	20,981,575	-	20,981,575
Mozambique	-	5,550,044	-	5,550,044
Netherlands	-	1,355,428	-	1,355,428
Nigeria	-	8,212,492	-	8,212,492
Pakistan	-	22,260,040	-	22,260,040
Papua New Guinea	-	2,414,205	-	2,414,205
Rwanda	-	1,785,397	-	1,785,397
Senegal	-	8,403,595	-	8,403,595
Sri Lanka	-	5,160,428	-	5,160,428
Supranational	-	22,646,806	-	22,646,806
Suriname	-	877,800	-	877,800
Tajikistan	-	4,487,705	-	4,487,705
Tunisia	-	4,792,343	-	4,792,343
Uganda	-	15,992,646	-	15,992,646
Ukraine	-	18,187,926	-	18,187,926
Uruguay	-	12,967,413	-	12,967,413
Uzbekistan	-	4,680,696	-	4,680,696
Zambia	-	18,677,902	-	18,677,902
Foreign Corporate Obligations
El Salvador	-	871,325	-	871,325
Georgia	-	638,787	-	638,787

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Assets (continued)
Foreign Corporate Obligations (continued)
Ghana	$-	$1,060,031	$-	$1,060,031
Honduras	-	915,200	-	915,200
Kazakhstan	-	2,928,539	-	2,928,539
Netherlands	-	1,840,712	-	1,840,712
Nigeria	-	4,622,946	-	4,622,946
South Africa	-	1,667,550	-	1,667,550
Togo	-	729,828	-	729,828
Ukraine	-	5,690,355	-	5,690,355
United Republic of Tanzania	-	2,623,657	-	2,623,657
Venezuela	-	53,125	-	53,125
Zambia	-	1,695,602	-	1,695,602
Corporate Obligations
United States	-	883,235	-	883,235
Short-Term Investments	25,860,865	-	-	25,860,865

Total Investments in Securities - Assets	$25,860,865	$422,251,038	$35,929	$448,147,832

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$-	$720,986	$-	$720,986

Total Financial Derivative Instruments - Assets	$-	$720,986	$-	$720,986

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$-	$(47,362)	$-	$(47,362)

Total Financial Derivative Instruments - Liabilities	$-	$(47,362)	$-	$(47,362)

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2021	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 7/31/2021	Unrealized Appreciation (Depreciation) at Period end**
Foreign Sovereign Obligations	$45,760	$-	$(25,258)	$579	$10,810	$4,038	$-	$-	$35,929	$(6,206)

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The foreign government obligations, classified as Level 3 with a collective principal amount valued at $35,929, have been deemed as such due to limited market transparency.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 36.18%

Basic Materials - 1.13%

Chemicals - 0.68%
Axalta Coating Systems LLC, 3.375%, Due 2/15/2029A	$40,000	$39,350

Mining - 0.45%
Freeport-McMoRan, Inc., 5.000%, Due 9/1/2027	25,000	26,382

Total Basic Materials		65,732

Communications - 4.34%

Internet - 1.65%
Expedia Group, Inc.,
6.250%, Due 5/1/2025A	11,000	12,828
4.625%, Due 8/1/2027	50,000	57,038
Match Group Holdings LLC, 4.125%, Due 8/1/2030A	25,000	26,156

		96,022

Media - 2.04%
CCO Holdings LLC / CCO Holdings Capital Corp.,
5.500%, Due 5/1/2026A	25,000	25,843
4.750%, Due 3/1/2030A	15,000	15,899
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.200%, Due 3/15/2028	15,000	17,070
6.384%, Due 10/23/2035	10,000	13,430
3.500%, Due 6/1/2041	5,000	5,098
Sirius XM Radio, Inc.,
4.625%, Due 7/15/2024A	25,000	25,594
5.375%, Due 7/15/2026A	15,000	15,488

		118,422

Telecommunications - 0.65%
T-Mobile USA, Inc., 3.875%, Due 4/15/2030	10,000	11,291
Verizon Communications, Inc.,
2.550%, Due 3/21/2031	10,000	10,382
3.550%, Due 3/22/2051	15,000	16,303

		37,976

Total Communications		252,420

Consumer, Cyclical - 2.83%

Airlines - 1.21%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.500%, Due 4/20/2026A	25,000	26,156
Continental Airlines Pass Through Trust, 4.000%, Due 4/29/2026, Series 2-A	15,635	16,559
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, Due 10/20/2028A	25,000	27,937

		70,652

Auto Manufacturers - 0.19%
General Motors Financial Co., Inc., 3.600%, Due 6/21/2030	10,000	10,953

Auto Parts & Equipment - 0.18%
BorgWarner, Inc., 2.650%, Due 7/1/2027	10,000	10,678

Household Products/Wares - 0.48%
Newell Brands, Inc., 4.700%, Due 4/1/2026	25,000	27,844

Leisure Time - 0.30%
Carnival Corp., 10.500%, Due 2/1/2026A	15,000	17,175

Retail - 0.47%
Lithia Motors, Inc., 4.375%, Due 1/15/2031A	25,000	27,265

Total Consumer, Cyclical		164,567

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 36.18% (continued)

Consumer, Non-Cyclical - 6.90%

Commercial Services - 0.65%
Global Payments, Inc., 3.200%, Due 8/15/2029	$15,000	$16,229
Novant Health, Inc., 3.318%, Due 11/1/2061	10,000	11,093
University of Southern California, 2.945%, Due 10/1/2051, Series 21A	10,000	10,686

		38,008

Food - 1.62%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.625%, Due 1/15/2027A	25,000	26,450
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.500%, Due 4/15/2029A	25,000	28,000
Kraft Heinz Foods Co.,
3.875%, Due 5/15/2027	10,000	11,073
4.375%, Due 6/1/2046	25,000	28,781

		94,304

Health Care - Services - 3.66%
Baylor Scott & White Holdings, 2.839%, Due 11/15/2050, Series 2021	25,000	25,766
Catalent Pharma Solutions, Inc., 5.000%, Due 7/15/2027A	25,000	26,156
Centene Corp., 4.625%, Due 12/15/2029	10,000	10,960
Indiana University Health, Inc. Obligated Group,
3.970%, Due 11/1/2048	5,000	6,244
2.852%, Due 11/1/2051, Series 2021	5,000	5,283
IQVIA, Inc., 5.000%, Due 5/15/2027A	25,000	26,062
Mass General Brigham, Inc., 3.342%, Due 7/1/2060, Series 2020	10,000	11,281
Mayo Clinic,
4.000%, Due 11/15/2047, Series 2013	5,000	6,294
3.196%, Due 11/15/2061, Series 2021	5,000	5,595
Methodist Hospital, 2.705%, Due 12/1/2050, Series 20A	5,000	5,041
New York and Presbyterian Hospital, 4.763%, Due 8/1/2116	20,000	28,536
Stanford Health Care,
3.027%, Due 8/15/2051	5,000	5,353
3.795%, Due 11/15/2048, Series 2018	10,000	12,065
Tenet Healthcare Corp., 4.625%, Due 7/15/2024	15,000	15,187
Trinity Health Corp.,
4.125%, Due 12/1/2045	5,000	6,335
3.434%, Due 12/1/2048, Series 2019	15,000	16,662

		212,820

Pharmaceuticals - 0.97%
Cigna Corp., 3.400%, Due 3/15/2051	10,000	10,776
CVS Health Corp., 4.780%, Due 3/25/2038	15,000	18,792
Horizon Therapeutics USA, Inc., 5.500%, Due 8/1/2027A	25,000	26,625

		56,193

Total Consumer, Non-Cyclical		401,325

Energy - 4.62%

Oil & Gas - 2.13%
BP Capital Markets America, Inc.,
3.543%, Due 4/6/2027	10,000	11,129
2.939%, Due 6/4/2051	5,000	4,892
Continental Resources, Inc.,
3.800%, Due 6/1/2024	15,000	15,727
4.375%, Due 1/15/2028	15,000	16,613
Ovintiv Exploration, Inc., 5.375%, Due 1/1/2026	15,000	16,927
Parsley Energy LLC / Parsley Finance Corp.,
5.625%, Due 10/15/2027A	25,000	26,937
4.125%, Due 2/15/2028A	15,000	15,750
Viper Energy Partners LP, 5.375%, Due 11/1/2027A	15,000	15,716

		123,691

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 36.18% (continued)

Energy - 4.62% (continued)

Pipelines - 2.49%
Boardwalk Pipelines LP, 5.950%, Due 6/1/2026	$15,000	$17,824
DCP Midstream Operating LP, 5.625%, Due 7/15/2027	25,000	28,437
Energy Transfer LP, 3.750%, Due 5/15/2030	10,000	10,899
MPLX LP,
4.125%, Due 3/1/2027	10,000	11,269
4.250%, Due 12/1/2027	5,000	5,722
Sabine Pass Liquefaction LLC, 5.000%, Due 3/15/2027	15,000	17,481
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.875%, Due 2/1/2031A	15,000	16,219
TC PipeLines LP, 3.900%, Due 5/25/2027	15,000	16,749
Venture Global Calcasieu Pass LLC, 3.875%, Due 8/15/2029A	20,000	20,450

		145,050

Total Energy		268,741

Financial - 12.45%

Banks - 5.48%
Bank of America Corp.,
3.419%, Due 12/20/2028, (3-mo. USD LIBOR + 1.040%)B	45,000	49,432
2.676%, Due 6/19/2041, (SOFR + 1.930%)B	10,000	9,858
Citigroup, Inc., 2.666%, Due 1/29/2031, (SOFR + 1.146%)B	20,000	20,878
Goldman Sachs Group, Inc.,
1.431%, Due 3/9/2027, (SOFR + 0.798%)B	15,000	15,069
1.992%, Due 1/27/2032, (SOFR + 1.090%)B	10,000	9,839
JPMorgan Chase & Co.,
1.045%, Due 11/19/2026, (SOFR + 0.800%)B	10,000	9,939
1.953%, Due 2/4/2032, (SOFR + 1.065%)B	15,000	14,791
3.926%, Due 11/1/2021, Series Z, (3-mo. USD LIBOR + 3.800%)B C	25,000	25,120
Morgan Stanley,
3.125%, Due 7/27/2026	15,000	16,306
1.794%, Due 2/13/2032, (SOFR + 1.034%)B	10,000	9,711
PNC Bank NA, 3.250%, Due 1/22/2028	20,000	22,291
Santander Holdings USA, Inc., 4.400%, Due 7/13/2027	10,000	11,299
Truist Bank, 2.636%, Due 9/17/2029, (5-Yr. CMT + 1.150%)B	20,000	20,971
Truist Financial Corp., 4.950%, Due 9/1/2025, Series P, (5-Yr. CMT + 4.605%)B C	25,000	27,313
US Bancorp, 3.000%, Due 7/30/2029	25,000	27,364
Wells Fargo & Co., 5.875%, Due 6/15/2025, Series U, (3-mo. USD LIBOR + 3.990%)B C	25,000	28,312

		318,493

Diversified Financial Services - 2.67%
Ally Financial, Inc., 4.700%, Due 5/15/2026, Series B, (5-Yr. CMT + 3.868%)B C	15,000	15,690
Capital One Financial Corp., 3.950%, Due 9/1/2026, Series M, (5-Yr. CMT + 3.157%)B C	25,000	25,862
Charles Schwab Corp., 5.375%, Due 6/1/2025, Series G, (5-Yr. CMT + 4.971%)B C	25,000	27,917
Enact Holdings, Inc., 6.500%, Due 8/15/2025A	15,000	16,265
Fort Gordon Housing LLC, 6.124%, Due 5/15/2051A	5,000	6,309
LD Holdings Group LLC, 6.125%, Due 4/1/2028A	15,000	14,892
OneMain Finance Corp., 6.875%, Due 3/15/2025	15,000	17,015
Quicken Loans LLC, 5.250%, Due 1/15/2028A	30,000	31,575

		155,525

Insurance - 1.34%
American International Group, Inc., 3.875%, Due 1/15/2035	35,000	40,303
Americo Life, Inc., 3.450%, Due 4/15/2031A	10,000	10,310
Old Republic International Corp., 3.875%, Due 8/26/2026	10,000	11,244
Teachers Insurance & Annuity Association of America, 3.300%, Due 5/15/2050A	15,000	16,045

		77,902

Real Estate - 0.17%
Essential Properties LP, 2.950%, Due 7/15/2031	10,000	10,124

REITS - 2.79%
Equinix, Inc., 2.150%, Due 7/15/2030	25,000	25,122
HAT Holdings I LLC / HAT Holdings II LLC, 3.750%, Due 9/15/2030A	25,000	24,890
Healthcare Realty Trust, Inc., 3.625%, Due 1/15/2028	25,000	27,711

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 36.18% (continued)

Financial - 12.45% (continued)

REITS - 2.79% (continued)
Highwoods Realty LP, 3.875%, Due 3/1/2027	$14,000	$15,612
iStar, Inc., 5.500%, Due 2/15/2026	25,000	26,125
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.750%, Due 2/1/2027	25,000	27,938
Mid-America Apartments LP, 1.700%, Due 2/15/2031	15,000	14,524

		161,922

Total Financial		723,966

Industrial - 1.35%

Aerospace/Defense - 0.91%
Boeing Co.,
4.875%, Due 5/1/2025	10,000	11,212
2.196%, Due 2/4/2026	15,000	15,132
Spirit AeroSystems, Inc., 5.500%, Due 1/15/2025A	25,000	26,250

		52,594

Electronics - 0.18%
Agilent Technologies, Inc., 2.300%, Due 3/12/2031	10,000	10,191

Machinery - Construction & Mining - 0.26%
BWX Technologies, Inc., 4.125%, Due 6/30/2028A	15,000	15,375

Total Industrial		78,160

Technology - 0.73%

Computers - 0.26%
Apple, Inc., 2.650%, Due 2/8/2051	15,000	14,940

Semiconductors - 0.28%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, Due 1/15/2027	15,000	16,630

Software - 0.19%
Oracle Corp., 3.950%, Due 3/25/2051	10,000	11,107

Total Technology		42,677

Utilities - 1.83%

Electric - 1.83%
Duke Energy Indiana LLC, 2.750%, Due 4/1/2050	15,000	14,888
Entergy Corp., 1.900%, Due 6/15/2028	10,000	10,159
FirstEnergy Transmission LLC, 2.866%, Due 9/15/2028A	25,000	26,381
Mid-Atlantic Interstate Transmission LLC, 4.100%, Due 5/15/2028A	25,000	28,377
Southern Co., 4.000%, Due 1/15/2051, Series B, (5-Yr. CMT + 3.733%)B	25,000	26,375

		106,180

Total Utilities		106,180

Total Corporate Obligations (Cost $2,061,369)		2,103,768

CONVERTIBLE OBLIGATIONS - 0.36% (Cost $19,024)

Energy - 0.36%

Pipelines - 0.36%
Cheniere Energy, Inc., 4.250%, Due 03/15/2045D	25,000	20,705

FOREIGN CORPORATE OBLIGATIONS - 1.86%

Communications - 0.98%

Media - 0.45%
Ziggo Secured Finance B.V., 5.500%, Due 1/15/2027A	25,000	25,943

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 1.86% (continued)

Communications - 0.98% (continued)

Telecommunications - 0.53%
Altice France SA, 5.500%, Due 1/15/2028A	$30,000	$30,750

Total Communications		56,693

Financial - 0.88%

Banks - 0.88%
Bank of Montreal,
0.949%, Due 1/22/2027, (SOFR + 0.603%)B	10,000	9,928
3.803%, Due 12/15/2032, (5-Yr. Semi-Annual USD Swap + 1.432%)B	10,000	11,124
Barclays PLC, 1.007%, Due 12/10/2024, (1-Yr. CMT + 0.800%)B	10,000	10,039
Royal Bank of Canada, 1.150%, Due 6/10/2025	20,000	20,182

		51,273

Total Financial		51,273

Total Foreign Corporate Obligations (Cost $107,854)		107,966

ASSET-BACKED OBLIGATIONS - 15.43%
American Credit Acceptance Receivables Trust, 0.850%, Due 12/13/2024, 2020 4 BA	10,000	10,028
AmeriCredit Automobile Receivables Trust, 0.890%, Due 10/19/2026, 2021 1 C	15,000	14,988
Bayview Opportunity Master Fund Trust, 3.500%, Due 6/28/2057, 2017 SPL5 AA E	35,307	36,109
CAL Funding Ltd., 2.220%, Due 9/25/2045, 2020 1A AA	13,938	14,150
Citicorp Residential Mortgage Trust, 5.189%, Due 3/25/2037, 2007 1 A5F	33,247	34,104
CLI Funding LLC, 2.070%, Due 10/18/2045, 2020 3A AA	4,521	4,570
Conseco Finance Corp., 6.280%, Due 9/1/2030, 1998 8 A1	14,323	14,902
Credit Acceptance Auto Loan Trust, 1.260%, Due 4/15/2030, 2021 2A BA	15,000	15,044
Drive Auto Receivables Trust,
2.360%, Due 3/16/2026, 2020 1 C	25,000	25,424
1.420%, Due 3/17/2025, 2020 2 B	25,000	25,224
DT Auto Owner Trust, 2.290%, Due 11/17/2025, 2020 1A CA	25,000	25,518
Exeter Automobile Receivables Trust, 1.320%, Due 7/15/2025, 2020 3A C	15,000	15,168
GM Financial Automobile Leasing Trust, 2.040%, Due 12/20/2023, 2020 1 C	15,000	15,236
GSAMP Trust, 5.422%, Due 7/25/2033, 2003 SEA2 A1F	27,986	28,428
Mid-State Capital Corp. Trust,
5.787%, Due 10/15/2040, 2006 1 AA	39,352	42,020
8.311%, Due 10/15/2040, 2006 1 BA	26,235	29,877
Mid-State Trust, 4.864%, Due 7/15/2038, 11 A1	53,816	56,694
Navient Private Education Loan Trust, 3.910%, Due 12/15/2045, 2016 AA A2AA	40,336	42,594
Navient Private Education Refi Loan Trust, 4.000%, Due 12/15/2059, 2018 DA A2AA	7,853	8,278
PFS Financing Corp.,
0.930%, Due 8/15/2024, 2020 F AA	50,000	50,273
1.570%, Due 10/15/2025, 2020 E BA	14,000	14,094
Salomon Mortgage Loan Trust Series, 1.589%, Due 11/25/2033, 2001 CB4 1M1, (1-mo. USD LIBOR + 1.500%)B	29,484	30,914
Santander Drive Auto Receivables Trust,
1.460%, Due 9/15/2025, 2020 2 C	50,000	50,534
1.120%, Due 1/15/2026, 2020 3 C	50,000	50,420
1.010%, Due 1/15/2026, 2020 4 C	10,000	10,073
0.750%, Due 2/17/2026, 2021 1 C	15,000	15,004
ServiceMaster Funding LLC, 2.841%, Due 1/30/2051, 2020 1 A2IA	24,938	26,050
SERVPRO Master Issuer LLC, 3.882%, Due 10/25/2049, 2019 1A A2A	9,825	10,488
SMB Private Education Loan Trust,
2.820%, Due 10/15/2035, 2017 B A2AA	20,415	21,171
1.290%, Due 7/15/2053, 2020 B A1AA	19,088	19,246
Triton Container Finance LLC, 2.110%, Due 9/20/2045, 2020 1A AA	13,938	14,140
Vantage Data Centers Issuer LLC, 3.188%, Due 7/15/2044, 2019 1A A2A	14,713	15,247
Westlake Automobile Receivables Trust,
2.840%, Due 7/15/2024, 2019 2A CA	25,000	25,306
2.520%, Due 4/15/2025, 2020 1A CA	15,000	15,334
1.320%, Due 7/15/2025, 2020 2A BA	50,000	50,407
1.240%, Due 11/17/2025, 2020 3A CA	20,000	20,201

Total Asset-Backed Obligations (Cost $893,523)		897,258

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Fair Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.39%
Bear Stearns ARM Trust, 2.722%, Due 2/25/2035, 2004-12 2A1E	$16,242	$16,461
Bear Stearns Asset Backed Securities Trust, 5.250%, Due 10/25/2033, 2003-AC5 A5F	16,833	17,240
Chase Mortgage Finance Corp., 3.750%, Due 12/25/2045, 2016-SH2 M2A E	20,573	21,062
CHL Mortgage Pass-Through Trust, 5.250%, Due 5/25/2034, 2004-4 A19	25,967	26,561
Finance of America Structured Securities, 3.721%, Due 3/25/2050	35,716	36,184
MASTR Alternative Loan Trust, 6.500%, Due 8/25/2034, 2004-7 3A1	36,193	38,332
New Residential Mortgage Loan Trust,
5.535%, Due 11/25/2054, 2014-3A B3A E	31,493	34,217
3.750%, Due 11/26/2035, 2016-2A A1A E	57,825	61,282
Prime Mortgage Trust, 6.000%, Due 2/25/2034, 2004-CL1 1A1	43,421	44,103
RFMSI Series Trust, 5.500%, Due 12/25/2034, 2004-S9 1A23	17,920	17,916

Total Collateralized Mortgage Obligations (Cost $313,760)		313,358

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 9.54%
Bank,
3.265%, Due 9/15/2060, 2017-BNK7 ASB	50,000	53,988
1.844%, Due 3/15/2063, 2020-BN28 A4	25,000	24,999
BBCMS Mortgage Trust, 4.441%, Due 2/15/2050, 2017-C1 C	10,000	10,880
Benchmark Mortgage Trust,
1.850%, Due 9/15/2053, 2020-B19 A5	50,000	50,136
2.148%, Due 9/15/2053, 2020-B19 AS	30,000	30,223
2.254%, Due 12/17/2053, 2020-B21 AS	10,000	10,146
BX Commercial Mortgage Trust, 1.543%, Due 10/15/2036, 2019-XL D, (1-mo. USD LIBOR + 1.450%)A B	13,405	13,439
BX Trust, 3.202%, Due 12/9/2041, 2019-OC11 AA	20,000	21,880
Cantor Commercial Real Estate Lending, 3.006%, Due 1/15/2053, 2019-CF3 A4	10,000	10,855
Citigroup Commercial Mortgage Trust, 4.017%, Due 10/10/2047, 2014-GC25 AS	30,000	32,277
COMM Mortgage Trust,
4.300%, Due 10/10/2046, 2013-CR12 AM	10,000	10,527
3.902%, Due 7/10/2050, 2015-PC1 A5	25,000	27,481
2.950%, Due 8/15/2057, 2019-GC44 A5	20,000	21,767
Credit Suisse Mortgage Capital Certificates, 1.523%, Due 5/15/2036, 2019-ICE4 C, (1-mo. USD LIBOR + 1.430%)A B	15,000	15,038
DC Office Trust, 3.072%, Due 9/15/2045, 2019-MTC DA E	10,000	10,095
FRESB Mortgage Trust, 3.300%, Due 7/25/2038, 2018-SB55 A5HE	13,797	14,346
GS Mortgage Securities Trust, 3.173%, Due 2/13/2053, 2020-GC45 ASE	10,000	10,827
JPMBB Commercial Mortgage Securities Trust,
3.822%, Due 7/15/2048, 2015-C30 A5	45,000	49,360
3.559%, Due 7/15/2048, 2015-C30 ASB	52,246	54,732
Velocity Commercial Capital Loan Trust,
4.050%, Due 10/26/2048, 2018-2 AA E	36,295	37,711
4.120%, Due 3/25/2049, 2019-1 M3A E	43,378	44,237

Total Commercial Mortgage-Backed Obligations (Cost $556,093)		554,944

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.38%
Federal National Mortgage Association,
4.500%, Due 7/1/2031	31,211	34,085
2.500%, Due 4/1/2037	29,121	30,355
4.000%, Due 12/1/2043	21,940	24,142
2.500%, Due 12/1/2046	47,528	49,681

Total U.S. Agency Mortgage-Backed Obligations (Cost $138,680)		138,263

U.S. TREASURY OBLIGATIONS - 19.58%
U.S. Treasury Notes/Bonds,
1.750%, Due 12/31/2024	234,000	244,439
0.750%, Due 3/31/2026	137,000	137,589
0.750%, Due 4/30/2026	12,000	12,048
0.875%, Due 6/30/2026	65,000	65,574
1.625%, Due 9/30/2026	53,000	55,410
0.500%, Due 8/31/2027	76,000	74,296
1.125%, Due 2/29/2028	166,000	167,880
1.250%, Due 5/31/2028	16,000	16,280

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

	Principal Amount	Fair Value

U.S. TREASURY OBLIGATIONS - 19.58% (continued)
U.S. Treasury Notes/Bonds, (continued)
1.625%, Due 5/15/2031	$46,000	$47,631
2.250%, Due 5/15/2041	59,000	63,296
1.375%, Due 8/15/2050	138,000	121,165
1.875%, Due 2/15/2051	134,000	132,890

Total U.S. Treasury Obligations (Cost $1,125,159)		1,138,498

MUNICIPAL OBLIGATIONS - 8.67%
California State University, Revenue Bonds, 2.939%, Due 11/1/2052, Series B	10,000	10,029
Chula Vista, California Revenue Bonds, 2.905%, Due 6/1/2045	15,000	15,026
City of Huntington Beach , California Revenue Obligation Bonds, 3.276%, Due 6/15/2040	20,000	21,209
District of Columbia Water & Sewer Authority Revenue Bonds, 4.814%, Due 10/1/2114, Series A	10,000	14,890
Gainesville, Florida Revenue Bonds, 3.047%, Due 10/1/2040	25,000	25,884
Harris County Cultural Education Facilities Corporation, Texas Revenue Bonds, 3.436%, Due 5/15/2040	5,000	5,248
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds,
5.966%, Due 1/15/2030, Series B2	25,000	30,400
6.116%, Due 1/15/2040, Series B2	10,000	14,446
Kansas Development Finance Authority, Revenue Bonds, 4.727%, Due 4/15/2037, Series H	5,000	6,274
Massachusetts Port Authority, Revenue Bonds, 2.719%, Due 7/1/2042, Series C	10,000	10,086
Massachusetts School Building Authority Revenue Bonds, 3.395%, Due 10/15/2040, Series B	20,000	21,734
McHenry & Kane Counties Community Consolidated School District No 158 Huntley, Illinois General Obligations Bonds, 2.540%, Due 2/15/2032	40,000	41,775
Metropolitan Atlanta Rapid Tranist Authority, Georgia Revenue Bonds, 2.680%, Due 7/1/2040, Series B	20,000	20,110
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, 2.690%, Due 5/1/2033, Series A5	45,000	47,907
New York State Urban Development Corporation Revenue Bonds, 2.227%, Due 3/15/2033	10,000	10,226
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, 4.879%, Due 12/1/2034, Series B2	35,000	42,326
Oregon State University Revenue Bonds, 3.424%, Due 3/1/2060	25,000	26,055
San Antonio, Texas Electric & Gas Systems Revenue Bonds, 2.905%, Due 2/1/2048	20,000	20,209
San Diego County, California Regional Transportation Commission Revenue Bonds, 5.911%, Due 4/1/2048, Series A	15,000	23,279
San Francisco, California Public Utilities Commission Water Revenue Bonds, 2.825%, Due 11/1/2041, Series E	40,000	41,267
San Jose Financing Authority, California Revenue Bonds,
2.432%, Due 6/1/2033	5,000	5,118
2.812%, Due 6/1/2037	25,000	25,432
Tucson, Arizona Certificate of Participation, 2.856%, Due 7/1/2047, Series A	10,000	10,173
West Hartford, Connecticut General Obligations Bonds, 2.764%, Due 7/1/2041, Series B	15,000	15,400

Total Municipal Obligations (Cost $494,570)		504,503

TOTAL INVESTMENTS - 99.39% (Cost $5,710,032)		5,779,263
OTHER ASSETS, NET OF LIABILITIES - 0.61%		35,682

TOTAL NET ASSETS - 100.00%		$5,814,945

Percentages are stated as a percent of net assets.

A Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,530,524 or 26.32% of net assets. The Fund has no right to demand registration of these securities.

B Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2021.

C Perpetual maturity. The date shown, if any, is the next call date.

D Callable security.

E Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

F Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at July 31, 2021. The maturity date disclosed represents the final maturity date.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

July 31, 2021 (Unaudited)

CMT - Constant Maturity Treasury.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

SOFR - Secured Overnight Financing rate.

ULC - Unlimited Liability Corporation.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2021, the investments were classified as described below:

NIS Core Plus Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$-	$2,103,768	$-	$2,103,768
Convertible Obligations	-	20,705	-	20,705
Foreign Corporate Obligations	-	107,966	-	107,966
Asset-Backed Obligations	-	897,258	-	897,258
Collateralized Mortgage Obligations	-	313,358	-	313,358
Commercial Mortgage-Backed Obligations	-	554,944	-	554,944
U.S. Agency Mortgage-Backed Obligations	-	138,263	-	138,263
U.S. Treasury Obligations	-	1,138,498	-	1,138,498
Municipal Obligations	-	504,503	-	504,503

Total Investments in Securities - Assets	$-	$5,779,263	$-	$5,779,263

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

July 31, 2021 (Unaudited)

	Frontier Markets Income Fund	NIS Core Plus Bond Fund
Assets:
Investments in unaffiliated securities, at fair value†	$422,286,967	$5,779,263
Investments in affiliated securities, at fair value‡	25,860,865	–
Foreign currency, at fair value^	2,898,854	–
Cash	54,256	44,943
Cash collateral held at custodian for the benefit of the broker	310,000	–
Dividends and interest receivable	9,587,572	34,193
Receivable for investments sold	1,134,275	26,275
Receivable for fund shares sold	604,041	1,434
Receivable for tax reclaims	651	–
Receivable for expense reimbursement (Note 2)	–	17,933
Unrealized appreciation from forward foreign currency contracts	720,986	–
Prepaid expenses	78,152	55,306

Total assets	463,536,619	5,959,347

Liabilities:
Payable for investments purchased	2,511,857	34,351
Payable for fund shares redeemed	695,838	–
Dividends payable	–	9,546
Management and sub-advisory fees payable (Note 2)	332,932	2,700
Service fees payable (Note 2)	26,342	149
Transfer agent fees payable (Note 2)	32,968	6,146
Custody and fund accounting fees payable	191,724	9,011
Professional fees payable	61,467	75,120
Trustee fees payable (Note 2)	2,578	26
Payable for prospectus and shareholder reports	20,151	5,440
Unrealized depreciation from forward foreign currency contracts	47,362	–
Other liabilities	40,146	1,913

Total liabilities	3,963,365	144,402

Net assets	$459,573,254	$5,814,945

Analysis of net assets:
Paid-in-capital	$496,635,806	$5,788,464
Total distributable earnings (deficits)A	(37,062,552)	26,481

Net assets	$459,573,254	$5,814,945

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

July 31, 2021 (Unaudited)

	Frontier Markets Income Fund		NIS Core Plus Bond Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 Class		5,742,798		N/A

Y Class		40,630,790		10,000

Investor Class		6,178,133		N/A

A Class		600,335		10,000

C Class		1,190,199		10,000

R6 Class		N/A		548,798

Net assets:
R5 Class		$48,580,217	$	N/A

Y Class		$343,717,091		$100,461

Investor Class		$52,189,772	$	N/A

A Class		$5,074,162		$100,463

C Class		$10,012,012		$100,463

R6 Class	$	N/A		$5,513,558

Net asset value, offering and redemption price per share:
R5 Class		$8.46	$	N/A

Y Class		$8.46		$10.05

Investor Class		$8.45	$	N/A

A Class		$8.45		$10.05

A Class (offering price)		$8.87		$10.44

C Class		$8.41		$10.05

R6 Class	$	N/A		$10.05

† Cost of investments in unaffiliated securities		$428,330,812		$5,710,032
‡ Cost of investments in affiliated securities		$25,860,865		$–
^ Cost of foreign currency		$2,867,118		$–

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the period ended July 31, 2021 (Unaudited)

	Frontier Markets Income Fund	NIS Core Plus Bond Fund
Investment income:
Dividend income from affiliated securities (Note 2)	$762	$–
Interest income (net of foreign taxes)†	19,586,126	65,335

Total investment income	19,586,888	65,335

Expenses:
Management and sub-advisory fees (Note 2)	1,867,549	15,463
Transfer agent fees:
R5 Class (Note 2)	8,487	–
Y Class (Note 2)	170,013	1,156
Investor Class	1,616	–
A Class	373	1,154
C Class	455	1,164
R6 Class	–	1,184
Custody and fund accounting fees	173,870	11,692
Professional fees	65,518	113,686
Registration fees and expenses	52,143	42,677
Service fees (Note 2):
Investor Class	87,831	–
A Class	1,420	–
C Class	4,394	–
Distribution fees (Note 2):
A Class	6,102	123
C Class	50,491	491
Prospectus and shareholder report expenses	22,596	7,261
Trustee fees (Note 2)	15,407	187
Loan expense (Note 9)	1,056	13
Other expenses	10,836	4,436

Total expenses	2,540,157	200,687

Net fees waived and expenses (reimbursed) / recouped (Note 2)	–	(187,836)

Net expenses	2,540,157	12,851

Net investment income	17,046,731	52,484

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	(4,496,262)	(25,233)
Foreign currency transactions	153,405	–
Forward foreign currency contracts	290,245	–
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	9,199,313	40,011
Foreign currency transactions	185,950	–
Forward foreign currency contracts	914,126	–

Net gain from investments	6,246,777	14,778

Net increase in net assets resulting from operations	$23,293,508	$67,262

† Foreign taxes	$566,662	$–

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	Frontier Markets Income Fund		NIS Core Plus Bond Fund
	Six Months Ended July 31, 2021	Year Ended January 31, 2021	Six Months Ended July 31, 2021	September 10, 2020A to January 31, 2021
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$17,046,731	$28,316,799	$52,484	$29,753
Net realized (loss) from investments in unaffiliated securities, foreign currency transactions, and forward foreign currency contracts	(4,052,612)	(27,585,630)	(25,233)	(336)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, and forward foreign currency contracts	10,299,389	(1,803,266)	40,011	29,220

Net increase (decrease) in net assets resulting from operations	23,293,508	(1,072,097)	67,262	58,637

Distributions to shareholders:
Total retained earnings:
R5 Class	(2,226,438)	(2,178,866)	–	–
Y Class	(12,654,710)	(8,568,034)	(1,042)	(719)
Investor Class	(1,906,402)	(2,090,969)	–	–
A Class	(184,213)	(112,117)	(919)	(620)
C Class	(353,297)	(344,787)	(549)	(325)
R6 Class	–	–	(59,264)	(35,976)
Tax return of capital:
R5 Class	–	(2,714,918)	–	–
Y Class	–	(11,565,425)	(1)	–
Investor Class	–	(1,945,991)	–	–
A Class	–	(177,395)	(1)	–
C Class	–	(390,538)	(2)	–

Net distributions to shareholders	(17,325,060)	(30,089,040)	(61,778)	(37,640)

Capital share transactions (Note 10):
Proceeds from sales of shares	78,033,547	169,173,498	180,736	599,492
Reinvestment of dividends and distributions	16,310,299	27,813,744	7,927	355
Cost of shares redeemed	(82,975,860)	(189,396,335)	(46)	–
Redemption fees	11,180	204,986	–	–

Net increase in net assets from capital share transactions	11,379,166	7,795,893	188,617	599,847

Net increase (decrease) in net assets	17,347,614	(23,365,244)	194,101	620,844

Net assets:
Beginning of period	442,225,640	465,590,884	5,620,844	5,000,000	B

End of period	$459,573,254	$442,225,640	$5,814,945	$5,620,844

A Commencement of operations.
B Seed capital.

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of July 31, 2021, the Trust consists of twenty-eight active series, two of which are presented in this filing: American Beacon Frontier Markets Income Fund and American Beacon NIS Core Plus Bond Fund (collectively, the “Funds” and individually a “Fund”). The remaining twenty-six active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how a Fund will use derivatives, may adversely affect a Fund’s performance and may increase costs related to a Fund’s use of derivatives.

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations such as broker-dealers or retirement plan sponsors - sold directly through intermediary channels.	$2,500

American Beacon FundsSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

Class	Eligible Investors	Minimum Initial Investments

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors - sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in

American Beacon FundsSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Organization and Offering Costs

Organizational costs consist of the costs of forming the NIS Core Plus Bond Fund, drafting the bylaws, administration, custody and transfer agency agreements, and legal services in connection with the initial meeting of trustees, and were expensed immediately as incurred. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement (including the Prospectus and the Statement of Additional Information (“SAI”)), the costs of preparation, the costs associated with the printing, mailing or other distribution of the Prospectus, SAI and the amounts of associated filing fees and legal fees associated with the offering. Organizational costs and offering costs are subject to the Fund’s expense limitation agreement discussed in Note 2 and offering costs require amortization over twelve months on a straight-line basis from the commencement of operations. For the period ended July 31, 2021, the Fund recorded $45,205 of amortized offering costs.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Redemption Fees

All Classes of the Frontier Markets Income Fund impose a 2% redemption fee on shares held for less than 90 days. The fee is deducted from the redemption proceeds and is intended to offset the trading costs, market impact, and other costs associated with short-term trading activity in the Fund. The “first-in, first-out” method is used to determine the holding period. The fee is allocated to all classes of this Fund pro-rata based on the net assets.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under

American Beacon FundsSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreements with Aberdeen Asset Managers Limited and Global Evolution USA, LLC for the American Beacon Frontier Markets Income Fund and with National Investment Services of America, LLC for the American Beacon NIS Core Plus Bond Fund. Pursuant to the Investment Advisory Agreements, the Funds have agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedules:

Aberdeen Asset Managers Limited

All Assets	0.50%

Global Evolution USA, LLC

All Assets	0.50%

National Investment Services of America, LLC

First $1.5 billion	0.20%
Over $1.5 billion	0.18%

The Management and Sub-Advisory Fees paid by the Fund for the period ended July 31, 2021 were as follows:

Frontier Markets Income Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$773,212
Sub-Advisor Fees	0.50%	1,094,337

Total	0.85%	$1,867,549

NIS Core Plus Bond Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$9,840
Sub-Advisor Fees	0.20%	5,623

Total	0.55%	$15,463

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended July 31, 2021, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Frontier Markets Income	$167,315
NIS Core Plus Bond	-

As of July 31, 2021, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Frontier Markets Income	$29,078
NIS Core Plus Bond	8

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a July 31, 2021 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	July 31, 2021 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	July 31, 2021 Fair Value
U.S. Government Money Market Select	Direct	Frontier Markets Income	$25,860,865	$-	$-	$762	$25,860,865

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended July 31, 2021, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
Frontier Markets Income	$10,336

American Beacon FundsSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended July 31, 2021, the Funds did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through May 31, 2022, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the period ended July 31, 2021, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	2/1/2021 - 7/31/2021	Reimbursed Expenses	(Recouped) Expenses
Frontier Markets Income	R5	N/A	$-	$-		2024-2025
Frontier Markets Income	Y	N/A	-	-		2024-2025
Frontier Markets Income	Investor	N/A	-	-		2024-2025
Frontier Markets Income	A	N/A	-	(1,071	)*	2024-2025
Frontier Markets Income	C	N/A	-	-		2024-2025
NIS Core Plus Bond	Y	0.53%	4,315	-		2024-2025
NIS Core Plus Bond	A	0.78%	4,312	-		2024-2025
NIS Core Plus Bond	C	1.53%	4,321	-		2024-2025
NIS Core Plus Bond	R6	0.43%	174,888	-		2024-2025

*	This amount represents Recouped Expenses from prior fiscal years and are reflected in Total Expense on the Statements of Operations.

Of these reimbursed expense amounts, $17,933 was disclosed as a Receivable for Expense Reimbursement on the Statements of Assets and Liabilities at July 31, 2021 for the NIS Core Plus Bond Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2024 and 2025. The Funds did not record a liability for potential reimbursements due to the current assessment that

American Beacon FundsSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Frontier Markets Income	$1,071	$-	$-	2021-2022
NIS Core Plus Bond	-	214,156	-	2023-2024

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of Class A sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended July 31, 2021, RID collected $1,920 for Frontier Markets Income Fund from the sale of Class A Shares. There were no sales charges collected for Class A Shares of NIS Core Plus Bond Fund.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended July 31, 2021, there were no CDSC fees collected for the Class A Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended July 31, 2021, CDSC fees of $36 were collected for the Class C Shares of Frontier Markets Income Fund. There were no CDSC fees collected for the Class C Shares of NIS Core Plus Bond Fund.

Concentration of Ownership

From time to time, the Funds may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Funds’ outstanding shares could have a material impact on the Funds. As of July 31, 2021, one account has been identified as representing an affiliated significant ownership of approximately 81% for the NIS Core Plus Bond Fund.

Trustee Fees and Expenses

Effective January 1, 2021, as compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities

American Beacon FundsSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as foreign currency contracts and structured notes, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4.  Securities and Other Investments

Asset-Backed Securities (“ABS”)

ABS are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables, home equity loans, and student loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, loans or accounts receivable paper are transferred from the originator to a specially created trust, which repackages the trust’s interests as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables or credit card receivables. The NIS Core Plus Bond Fund is permitted to invest in ABS, subject to the Fund’s rating and quality requirements.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

The value of an ABS is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of ABS are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the ABS’s par value. Value is also affected if any credit enhancement has been exhausted.

Commercial Mortgage-Backed Securities (“CMBS”)

CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real estate property. CMBS are generally multi-class or passthrough securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. CMBS may be structured with multiple tranches, with subordinate tranches incurring greater risk of loss in exchange for a greater yield. The commercial mortgage loans that underlie CMBS often are structured so that a substantial portion of the loan principal, rather than being amortized over the loan term, is instead payable at maturity (as a “balloon payment”). Repayment of a significant portion of loan principal thus often depends upon the future availability of real estate financing (to refinance the loan) and/or upon the value and sale ability of the real estate at the relevant time. If borrowers are not able or willing to refinance or dispose of the encumbered property to pay the principal and interest owed on such mortgage loans, payments on the related CMBS (particularly subordinated classes of CMBS) will likely be adversely affected. The ultimate extent of the loss, if any, may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure of the mortgage encumbering the property and subsequent liquidation of the property, which can be costly and delayed by litigation and/or bankruptcy.

Collateralized Mortgage Obligations (“CMO”)

CMOs and interests in real estate mortgage investment conduits are debt securities collateralized by mortgages or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage passthrough securities into different groups referred to as “tranches,” which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association (“FNMA”), a government-sponsored corporation owned entirely by private stockholders, and the Federal Home Loan Mortgage Corp (“FHLMC”), a corporate instrumentality of the United States created pursuant to an act of Congress that is owned entirely by the Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A Real Estate Mortgage Investment Conduit (“REMIC”), is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. A REMIC itself is generally exempt from federal income tax, but the income from its mortgages is taxable to its investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

Credit-Linked Notes

The Frontier Markets Income Fund may invest in credit-linked notes (“CLNs”). CLNs are derivative debt obligations that are issued by limited purpose entities, such as Special Purpose Vehicles (“SPVs”), or by financial firms, such as banks, securities firms or their affiliates. They are structured so that their performance is linked to that of an underlying bond or other debt obligation (a “reference asset”), normally by means of an embedded or underlying credit default swap. The reference assets for the CLNs in which the Fund may invest will be limited to sovereign or quasi-sovereign debt instruments or other investments in which the Fund’s investment policies permit it to invest directly. The Fund may invest in CLNs when the Fund’s Sub-Advisor believes that doing so is more efficient than investing in the reference assets directly or when such direct investment by the Fund is not feasible due to legal or other restrictions.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

The issuer or one of the affiliates of the issuer of the CLNs in which the Fund will invest, normally will purchase the reference asset underlying the CLN directly, but in some cases it may gain exposure to the reference asset through a credit default swap or other derivative. Under the terms of a CLN, the Fund will receive a fixed or variable rate of interest on the outstanding principal amount of the CLN, which in turn will be subject to reduction (potentially down to zero) if a “credit event” occurs with respect to the underlying reference asset or its issuer. Such credit events will include payment defaults on the reference asset, and normally will also include events that do not involve an actual default, such as actual or potential insolvencies, repudiations of indebtedness, moratoria on payments, reference asset restructurings, limits on the convertibility or repatriation of currencies, and the imposition of ownership restrictions. If a credit event occurs, payments on the CLN would terminate, and the Fund normally would receive delivery of the underlying reference asset (or, in some cases, a comparable “deliverable” asset) in lieu of the repayment of principal. In some cases, however, including but not limited to instances where there has been a market disruption or in which it is or has become illegal, impossible or impracticable for the Fund to purchase, hold or receive the reference assets, the Fund may receive a cash settlement based on the value of the reference asset or a comparable instrument, less fees charged and certain expenses incurred by the CLN issuer.

CLNs are debt obligations of the CLN issuers, and the Fund would have no ownership or other property interest in the reference assets (other than following a credit event that results in the reference assets being delivered to the Fund) or any direct recourse to the issuers of those reference assets. Thus, the Fund will be exposed to the credit risk of the issuers of the reference assets that underlie its CLNs, as well as to the credit risk of the issuers of the CLNs themselves. CLNs will also be subject to currency risk, liquidity risk, valuation risks, and the other risks of a credit default swap. Various determinations that may need to be made with respect to the CLNs, including the occurrence of a credit event, the selection of deliverable assets (where applicable) and the valuation of the reference asset for purposes of determining any cash settlement amount, normally will be made by the issuer or sponsor of the CLN. The interests of such issuer or sponsor may not be aligned with those of the Fund or other investors in the CLN. Accordingly, CLNs may also be subject to potential conflicts of interest. There may be no established trading market for the Fund’s CLNs, in which event they may constitute illiquid investments.

Fixed-Income Investments

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Funds’ NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage-backed securities (“MBS”) and ABS, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

Foreign Debt Securities

The Funds may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other

American Beacon FundsSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

fixed-income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Funds’ investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

Frontier and Emerging Market Investments

The Funds may invest in the securities and derivatives with exposure to various countries with emerging capital markets. Investments in the securities and derivatives with exposure to countries with emerging capital markets involve significantly higher risks not involved in investments in securities in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities from more developed capital markets, (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other non-U.S. or U.S. governmental laws or restrictions applicable to such investments, (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, (v) the lack or relatively early development of legal structures governing private and foreign investments and private property, and (vi) less diverse or immature economic structures. In addition to withholding taxes on investment income, some countries with emerging capital markets may impose differential capital gain taxes on foreign investors.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Investment Company Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an

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issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Funds, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. Restricted securities outstanding during the period ended July 31, 2021 are disclosed in the Notes to the Schedules of Investments.

Inflation-Indexed Linked Securities

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Municipal Securities

Municipal securities may include general obligation bonds, municipal lease obligations, resource recovery obligations, and revenue obligations. The NIS Core Plus Bond Fund may invest in municipal securities the interest on which is excludable from gross income for federal income tax purposes (“tax-exempt”), as well as municipal securities the interest on which is taxable. Municipal securities are subject to credit risk where a municipal issuer of a security might not make interest or principal payments on a security as they become due. Municipal securities are also subject to interest rate risk. A downgrade in the issuer’s or security’s credit rating can reduce the market value of the security. A number of municipalities may face severe financial hardship making the possibility of their defaulting on obligations, and/or declaring bankruptcy where allowable, a risk to the value of municipal securities held by the Fund. General obligation bonds are secured by the pledge of the issuer’s full faith, credit, and usually, taxing power. The taxing power may be an unlimited ad valorem tax or a limited tax, usually on real estate and personal property. Most states do not tax real estate, but leave that power to local units of government. Municipal

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lease obligations are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality’s credit and thus interest thereon may become taxable if the lease is assigned. If funds are not appropriated for the following year’s lease payments, a lease may terminate with the possibility of default on the lease obligation. Resource recovery obligations are a type of municipal revenue obligation issued to build facilities such as solid waste incinerators or waste-to-energy plants. Usually, a private corporation will be involved and the revenue cash flow will be supported by fees or units paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of these obligations. Revenue obligations are backed by the revenue cash flow of a project or facility. The interest on such obligations is payable only from the revenues derived from a particular project, facility, specific excise tax or other revenue source. Revenue obligations are not a debt or liability of the local or state government and do not obligate that government to levy or pledge any form of taxation or to make any appropriation for payment.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including money market funds, business development companies (“BDCs”) and ETFs. The Funds may invest in securities of an investment company advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as money market funds under the Investment Company Act, to provide liquidity or for defensive purposes. The Funds could invest in money market funds rather than purchasing individual short-term investments. If a Fund invests in money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest rates and deteriorations in the credit quality of the instruments the money market fund has purchased may reduce the money market fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation.

Real Estate Related Investments

A Fund may gain exposure to the real estate sector by investing in real estate-linked derivatives, REITs, and common, preferred and convertible securities of issuers in real estate-related industries. Adverse economic, business or political developments affecting real estate could have a major effect on the value of a Fund’s investments. Investing in securities issued by real estate and real estate-related companies may subject the Fund to risks associated with the direct ownership of real estate. Changes in interest rates, debt leverage ratios, debt maturity schedules, and the availability of credit to real estate companies may also affect the value of the Fund’s investment in real estate securities. Real estate securities are dependent upon specialized management skills at the operating company level, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of properties. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. The real estate industry tends to be cyclical. Such cycles may adversely affect the value of a Fund’s portfolio. A Fund will indirectly bear a proportionate share of a REIT’s ongoing

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operating fees and expense. In addition, a REIT is subject to the possibility of failing to (a) qualify for tax-free “pass-through” of distributed net income and net realized gains under the Internal Revenue Code and (b) maintain exemption eligibility from Investment Company Act registration requirements.

Sovereign and Quasi-Sovereign Government and Supranational Debt

The Funds can invest in debt securities issued or guaranteed by foreign governments and their political subdivisions or agencies which involve special risks. Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Sovereign debt securities may include: debt securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries; debt securities issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers; participations in loans between emerging market governments and financial institutions; and Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness.

Supranational entities may also issue debt securities. Supranational organizations are entities designated or supported by a government or governmental group to promote economic development. Included among these organizations are the Asian Development Bank, the European Investment Bank, the Inter-American Development Bank, the International Monetary Fund, the United Nations, the World Bank and the European Bank for Reconstruction and Development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal to the extent their assets are insufficient. Further, the lending activities of such entities are limited to a percentage of their total capital, reserves and net income.

Variable or Floating Rate Obligations

The interest rates payable on certain fixed income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has a coupon rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the coupon is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. The Fund may invest in floaters and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every one or three months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

U.S. Agency Obligations (“FNMA”)

FNMA Guaranteed Mortgage Pass-Through Certificates or Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

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U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury, Separately Traded Registered Interest and Principal component parts of such obligations and inflation-indexed securities. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. U.S. Treasury obligations are subject to credit risk and interest rate risk.

5.  Financial Derivative Instruments

Derivatives are financial instruments that have a value which depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. A Fund may use derivatives to enhance total return of its portfolio, to hedge against fluctuations in interest rates or currency exchange rates, to change the effective duration of its portfolio, or to manage certain investment risks or as a substitute for the purchase or sale of the underlying currencies or securities. A Fund may also hold derivative instruments to obtain economic exposure to an issuer without directly holding its securities.

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Funds may have exposure to foreign currencies for investment or hedging purposes by purchasing or selling forward currency exchange contracts in non-U.S. currencies and by purchasing securities denominated in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar and affect a Fund’s investments in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Not all forward contracts require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of securities, or the cash value of the securities or the securities index, at an agreed upon future date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A Non-Deliverable Forward (“NDF”) currency contract is a forward contract where there is no physical settlement of the two currencies at maturity. Rather, on the contract settlement date, a net cash settlement will be made by one party to the other based on the difference between the contracted forward rate and the prevailing spot rate, on an agreed notional amount.

During the period ended July 31, 2021, the Frontier Markets Income Fund entered into forward foreign currency contracts primarily for return enhancement and hedging foreign currency fluctuations.

The Fund’s forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each quarter end.

Average Forward Foreign Currency Notional Amounts Outstanding Period Ended July 31, 2021
Fund	Purchased Contracts	Sold Contracts
Frontier Markets Income	$14,623,407	$35,111,945

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The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statements of Assets and Liabilities as of July 31, 2021:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$-	$720,986	$-	$-	$-	$720,986

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$-	$(47,362)	$-	$-	$-	$(47,362)

The effect of financial derivative instruments on the Statements of Operations as of July 31, 2021:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$290,245	$-	$-	$-	$290,245

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$914,126	$-	$-	$-	$914,126

(1) See Note 3 in the Notes to Financial Statements for additional information.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, July 31, 2021.

Frontier Markets Income Fund

Offsetting of Financial and Derivative Assets as of July 31, 2021:
	Assets	Liabilities
Forward Foreign Currency Contracts	$720,986	$47,362

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$720,986	$47,362

Total derivative assets and liabilities subject to an MNA	$720,986	$47,362

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Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of July 31, 2021:
	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty			Non-Cash Collateral Pledged(1)	Cash Collateral Received(1)	Net Amount
ICBC Standard Bank PLC	$660,133	$-	$-	$310,000	$350,133
State Street Bank & Trust Co.	60,853	-	-	-	60,853

	720,986	-	-	310,000	410,986

	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty			Non-Cash Collateral Received(1)	Cash Collateral Pledged(1)	Net Amount
Bank of America	$47,362	$-	$-	$-	$47,362

	47,362	-	-	-	47,362

(1) The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

6.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Asset-Backed and Mortgage Related Securities Risk

Investments in asset-backed and mortgage related securities are subject to market risks for fixed-income securities which include, but are not limited to, credit risk, interest rate risk, prepayment risk and extension risk. A decline in the credit quality of the issuers of asset-backed and mortgage related securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal on CMOs is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by government agencies, and their income streams. CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. CMBS are subject to the risks generally associated with MBS. CMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages. CMBS also are subject to many of the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, may fail, or become less able, to make timely payments of

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interest or principal or otherwise honor its obligations or default completely. The strategies utilized by the sub-advisor require accurate and detailed credit analysis of issuers and there can be no assurance that its analysis will be accurate or complete. The Funds may be subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit performance of such securities. Rating agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured securities have been subject to substantial losses as the economic assumptions on which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by a Fund may have an adverse impact on its price and may make it difficult for a Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since a Fund can invest significantly in high yield investments that are considered speculative in nature, this risk maybe substantial. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of a Fund’s securities, could affect a Fund’s performance.

Currency Risk

The Funds may have exposure to foreign currencies by using various instruments described below. Foreign currencies may fluctuate significantly over short periods of time, may be affected unpredictably by intervention, or the failure to intervene, of the U.S. or foreign governments or central banks, and may be affected by currency controls or political developments in the U.S. or abroad. Foreign currencies may also decline in value relative to the U.S. dollar and other currencies and thereby affect the Fund’s investments in non-U.S. currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, non-U.S. currencies.

Custody Risk

The Funds may invest in markets that are less developed than those in the U.S., which may expose the Funds to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in frontier and emerging markets may be subject to greater custody risks than investments in more developed markets.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose a Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those securities. Derivatives can be highly complex and their use within a management strategy can require specialized skills. There can be no assurance that any strategy used will succeed. If a sub-advisor incorrectly forecasts stock market values, or the direction of interest rates or currency exchange rates in utilizing a specific derivatives strategy for a Fund, a Fund could lose money. In addition, leverage embedded in a derivative instrument can expose a Fund to greater risk and increase its costs. Gains or losses in the value of a derivative instrument may be magnified and be much greater than the derivative’s original cost (generally the initial margin deposit). There may also be material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment, for example, where a Fund may be called upon to deliver a security it does not own. As a result, a Fund could lose more than the amount it invests. Derivatives may at times be illiquid and may be more volatile than other types of

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investments. A Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Certain derivatives may also be difficult to value, and valuation may be more difficult in times of market turmoil.

A Fund may buy or sell derivatives not traded on organized exchanges. A Fund may also enter into transactions that are not cleared through clearing organizations. These types of transactions may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, a Fund may not recover its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Certain derivatives require a Fund to post margin to secure its future obligation; if a Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements at a time when it maybe disadvantageous to do so. A Fund’s use of derivatives also may create financial leverage, which may result in losses that exceed the amount originally invested and accelerate the rate of losses. Suitable derivatives may not be available in all circumstances, and there can be no assurance that a Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, a sub-advisor may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found.

Although a Fund may attempt to hedge against certain risks, the hedging instruments may not perform as expected and could produce losses. Hedging instruments may also reduce or eliminate gains that may otherwise have been available had a Fund not used the hedging instruments. A Fund may not hedge certain risks in particular situations, even if suitable instruments are available.

A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations. Ongoing changes to the regulation of the derivatives markets and potential changes in the regulation of funds using derivative instruments could limit a Fund’s ability to pursue its investment strategies. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation may make derivatives more costly, may limit their availability, may disrupt markets, or may otherwise adversely affect their value or performance. In addition to other changes, these rules provide for central clearing of derivatives that in the past were traded exclusively over-the-counter and may increase costs and margin requirements, but are expected to reduce certain counterparty risks.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Funds invest a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed

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markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Frontier Markets Risk

Frontier market countries generally have smaller economies and less developed capital markets or legal, regulatory and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of (1) the potential for extreme price volatility and illiquidity in frontier markets; (2) government ownership or control of parts of the private sector or other protectionist measures; (3) large currency fluctuations; (4) fewer companies and investment opportunities; or (5) inadequate investor protections and regulatory enforcement. In certain frontier and emerging markets, fraud and corruption may be more prevalent than in developed market countries. Investments that the Fund holds may be exposed to these risks, which could have a negative impact on their value. Additional risks of frontier market securities may include: greater political instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers to which the Fund is exposed; increased risk of embargoes or economic sanctions on a country, sector or issuer; greater risk of default (by both government and private issuers); more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; less developed legal systems; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

Interest Rate Risk

Investments in fixed-income securities or derivatives that are influenced by interest rates are subject to interest rate risk. The value of the Funds’ fixed-income investments typically will fall when interest rates rise. The Funds may be particularly sensitive to changes in interest rates if it invests in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, if a bond has a duration of four years, a 1% increase in interest rates could be expected to result in a 4% decrease in the value of the bond. Yields of debt securities will fluctuate over time. As of the date of this Prospectus, interest rates are historically low. During periods of very low or negative interest rates, the Funds may be unable to maintain positive returns. Certain European countries and Japan have recently experienced negative interest rates on deposits and debt securities have traded at negative yields. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the United States. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Funds are exposed to such interest rates. To the extent the Funds hold an investment with a negative interest rate to maturity, the Funds would generate a negative return on that investment. Conversely, in the future, interest rates may rise significantly and/or rapidly, potentially resulting in substantial losses to the Funds.

Leverage Risk

The Funds’ use of futures, forward foreign currency contracts, swaps, other derivative instruments and selling securities short will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that the Funds will have the potential for greater losses than if the Funds do not

American Beacon FundsSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of an increase or decrease in the Funds’ exposure to an asset or class of assets and may cause the Funds’ NAV to be volatile.

LIBOR Risk

Certain of the instruments identified in a Fund’s principal investment strategies have variable or floating coupon rates that are based on LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. LIBOR is produced daily by averaging the rates reported by a number of banks and may be a significant factor in determining a Fund’s payment obligations under a derivative instrument, the cost of financing to a Fund, or an investment’s value or return to a Fund, and may be used in other ways that affect a Fund’s performance. Arrangements are underway to phrase out the use of LIBOR by the end of 2021. These arrangements and any additional regulatory or market changes may have an adverse impact on a Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR. In advance of 2021, regulators and market participants are working together to identify or develop successor Reference Rates. Additionally, prior to 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, there remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund and the financial markets generally, and the termination of certain Reference Rates presents risks to a Fund. Financial industry groups have begun planning for a transition to the use of a different Reference Rate or benchmark rate, but there are obstacles to converting certain securities and transactions to a new Reference Rate or benchmark rate. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets for instruments that currently rely on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments, all of which would impact the Fund. While some LIBOR-based instruments may contemplate a scenario where LIBOR becomes unavailable by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such methodologies. In addition, the alternative reference or benchmark rate may be an ineffective substitute, potentially resulting in prolonged adverse market conditions for a Fund. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Fund or on its overall financial condition or results of operations. Any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Fund’s performance and/or NAV. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, any of the effects described above could occur prior to the end of 2021.

Liquidity Risk

When there is little or no active trading market for a specific type of security, it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by the Funds may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Such market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, a reduction in the willingness and ability of some lenders to extend credit, difficulties for some borrowers in obtaining financing on attractive terms, if at all, and adverse investor sentiment or publicity. Adverse market events may also lead to increased shareholder redemptions, which could cause a Fund to experience a loss or difficulty in selling investments to meet redemption requests by shareholders and may increase a Fund’s portfolio turnover, which will increase the costs that a Fund incurs and lower a Fund’s performance. Even when securities markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, such as the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Global economies and financial markets are becoming increasingly interconnected, which increases the possibility of many markets being affected by events in a single country or events affecting a single or small number of issuers.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in securities prices could be a sustained trend or a drastic movement. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Market Timing Risk

Funds that invest in high-yield, and, or has exposure to foreign securities through the derivatives it holds, are particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in the Funds, including (i) the dilution of the Funds’ NAV, (ii) an increase in the Funds’

American Beacon FundsSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Funds may invest, it could be subject to the risk of market timing activities by shareholders. Some examples of these types of securities are high-yield and foreign securities. The limited trading activity of some high-yield securities may result in market prices that do not reflect the true market value of these securities. If a Fund trades foreign securities, it generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Funds’ calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Funds price its shares. In such instances, the Funds may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Funds to take advantage of any price differentials that may be reflected in the NAV of the Funds’ shares. While the Manager monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

Municipal Securities Risk

The municipal securities market could be significantly affected by adverse political and legislative changes, as well as uncertainties related to taxation or the rights of municipal security holders. Changes in the financial health of a municipality may make it difficult for it to pay interest and principal when due. In addition, changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers can affect the overall municipal securities market. Changes in market conditions may directly impact the liquidity and valuation of municipal securities, which may, in turn, adversely affect the yield and value of the Fund’s municipal securities investments. Declines in real estate prices and general business activity may reduce the tax revenues of state and local governments. In recent periods an increasing number of municipal issuers have defaulted on obligations, been downgraded, or commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or get worse. Because many municipal securities are issued to finance similar types of projects, especially those related to education, health care, housing, transportation, and utilities, conditions in those sectors can affect the overall municipal securities market.

Other Investment Companies Risk

To the extent that a Fund invests in shares of other registered investment companies, a Fund will indirectly bear the fees and expenses, including, for example, advisory and administrative fees, charged by those investment companies in addition to a Fund’s direct fees and expenses. If a Fund invests in other investment companies, a Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to a Fund’s shareholders when distributed to them. A Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of a Fund’s investment may decline, adversely affecting a Fund’s performance. To the extent a Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, a Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Pay-In-Kind Securities Risk

Pay-in-kind securities are debt securities that do not make regular cash interest payments. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, their prices can be volatile when interest rates fluctuate. If an issuer of pay-in-kind securities defaults, the Fund may lose its entire investment. Federal income tax law requires a holder of pay-in-kind securities to include in gross income each taxable year the portion of the non-cash income on those securities (i.e., the additional securities issued as interest thereon) accrued during that year. In order to continue to qualify for treatment as a “regulated investment company” (RIC) under the Internal Revenue Code, and avoid federal excise tax, a Fund may be required to distribute a portion of such non-cash income and may be required to dispose of other portfolio securities in order to generate cash to meet these distribution requirements, potentially during periods of adverse market prices.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of ABS, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. A Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If a Fund buys those securities at a premium, accelerated prepayments on those securities could cause a Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Recent Market Events Risk

An outbreak of infectious respiratory illness caused by a novel coronavirus, known as COVID-19, was first detected in China in December 2019 and has subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, widespread business closures and layoffs, travel restrictions, closed international, national and local borders, prolonged quarantines and stay-at-home orders, disruption of and delays in healthcare service preparation and delivery, service and event cancellations, reductions and other changes, and lower consumer demand, as well as general concern and uncertainty that has negatively affected the global economy. The impact of the COVID-19 pandemic may last for an extended period of time and may result in a sustained economic downturn or recession. The U.S. Federal Reserve and the U.S. federal government have taken numerous measures to address the economic impact of the COVID-19 pandemic and stimulate the U.S. economy. The ultimate effects of these and other efforts that may be taken may not be known for some time.

The Federal Reserve has spent hundreds of billions of dollars to keep credit flowing through short-term money markets and has signaled that it plans to maintain its interventions at an elevated level. Amid these ongoing efforts, concerns about the markets’ dependence on the Federal Reserve’s provision of liquidity have grown. Future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. A rise in protectionist trade policies, slowing global economic growth, risks associated with the United Kingdom’s departure from the European Union on December 31, 2020, commonly referred to as “Brexit,” and a trade agreement between the United Kingdom and the European Union, the risks associated with ongoing trade negotiations with China, the possibility of changes to some international trade agreements, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major producers of oil could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Redemption Risk

The Funds may experience periods of heavy redemptions that could cause the Funds to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Funds, have short investment horizons,

American Beacon FundsSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

or have unpredictable cash flow needs. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result in decreased liquidity and increased volatility in the fixed-income markets, and heightened redemption risk. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt the Funds’ performance. This risk is heightened if the Fund invests in emerging market securities, which are generally less liquid than the securities of U.S. and other developed markets. The sale of assets to meet redemption requests may create net capital gains or losses, which could cause the Funds to have to distribute substantial capital gains.

Sovereign and Quasi Sovereign Debt Risk

An investment in sovereign and quasi-sovereign debt obligations involves special risks not present in corporate debt obligations. Sovereign and quasi-sovereign debt securities are issued or guaranteed by a sovereign government or entity affiliated with or backed by a sovereign government. The issuer of the sovereign or quasi-sovereign debt that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. In addition, these investments are subject to risk of payment delays or defaults due to (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders in frontier and emerging markets. A governmental entity that defaults on an obligation may request additional time in which to pay or receive further loans or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging and frontier markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Additionally, circumstances could arise that would prevent the payment of interest or principal. This could result in losses to the Fund. Investments in government-sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association (‘‘Ginnie Mae’’); (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of Fannie Mae and Freddie Mac or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, to the extent the Funds hold securities of such issuers, it might not be able to recover its investment from the U.S. Government. U.S. government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

U.S. Treasury Obligations Risk

The value of U.S. Treasury obligations may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investments in obligations issued by the U.S. Treasury to decline. Certain political events in the U.S., such as a prolonged government shut down, may also cause investors to lose confidence in the U.S. government and may cause the value of U.S. Treasury obligations to decline.

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents. If market conditions make it difficult to value certain investments, SEC rules and applicable accounting protocols may require a Fund to value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if a Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV.

Variable and Floating Rate Securities Risk

The coupons on certain fixed income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a RIC, by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended January 31, 2021 for the Frontier Markets Income Fund and the tax year ended January 31, 2021 for NIS Core Plus Bond Fund remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, Management’s conclusions regarding tax positions taken may be

American Beacon FundsSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of July 31, 2021, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Frontier Markets Income	$457,218,969	$17,406,545	$(24,719,957)	$(7,313,412)
NIS Core Plus Bond	5,721,788	75,972	(18,497)	57,475

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of January 31, 2021, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Frontier Markets Income	$3,659,266	$21,345,628
NIS Core Plus Bond	-	-

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended July 31, 2021 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Frontier Markets Income	$109,858,081	$-	$100,094,583	$-
NIS Core Plus Bond	2,380,177	1,915,480	1,541,927	1,899,790

A summary of the Funds’ transactions in the USG Select Fund for the period ended July 31, 2021 were as follows:

Fund	Type of Transaction	January 31, 2021 Shares/Fair Value	Purchases	Sales	July 31, 2021 Shares/Fair Value
Frontier Markets Income	Direct	$21,797,791	$130,259,080	$126,196,006	$25,860,865

American Beacon FundsSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

9.  Borrowing Arrangements

Effective November 12, 2020 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $150 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 11, 2021, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (”OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 11, 2021 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended July 31, 2021, the Funds did not utilize this facility.

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	(unaudited)
Frontier Markets Income Fund	Shares	Amount	Shares	Amount
Shares sold	952,354	$7,966,286	2,226,440	$18,111,134
Reinvestment of dividends	167,466	1,393,516	358,726	2,896,472
Shares redeemed	(3,424,883)	(28,510,882)	(2,613,517)	(20,961,587)
Redemption fees	-	1,394	-	33,383

Net increase (decrease) in shares outstanding	(2,305,063)	$(19,149,686)	(28,351)	$79,402

	Y Class
	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	(unaudited)
Frontier Markets Income Fund	Shares	Amount	Shares	Amount
Shares sold	7,224,681	$60,521,015	15,645,370	$127,354,015
Reinvestment of dividends	1,504,521	12,535,006	2,472,633	19,998,123
Shares redeemed	(5,278,816)	(44,186,418)	(15,330,738)	(120,391,525)
Redemption fees	-	8,148	-	132,485

Net increase in shares outstanding	3,450,386	$28,877,751	2,787,265	$27,093,098

American Beacon FundsSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

	Investor Class
	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	(unaudited)
Frontier Markets Income Fund	Shares	Amount	Shares	Amount
Shares sold	1,018,016	$8,509,962	2,632,209	$21,210,984
Reinvestment of dividends	224,788	1,870,619	490,818	3,963,944
Shares redeemed	(995,717)	(8,305,509)	(5,523,028)	(44,013,522)
Redemption fees	-	1,260	-	31,278

Net increase (decrease) in shares outstanding	247,087	$2,076,332	(2,400,001)	$(18,807,316)

	A Class
	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	(unaudited)
Frontier Markets Income Fund	Shares	Amount	Shares	Amount
Shares sold	75,969	$633,599	219,706	$1,801,226
Reinvestment of dividends	20,755	172,781	32,528	262,886
Shares redeemed	(55,029)	(461,080)	(177,763)	(1,425,551)
Redemption fees	-	124	-	1,926

Net increase in shares outstanding	41,695	$345,424	74,471	$640,487

	C Class
	Six Months Ended July 31, 2021		Year Ended January 31, 2021
	(unaudited)
Frontier Markets Income Fund	Shares	Amount	Shares	Amount
Shares sold	48,290	$402,685	83,676	$696,139
Reinvestment of dividends	40,816	338,377	86,145	692,319
Shares redeemed	(182,082)	(1,511,971)	(320,231)	(2,604,150)
Redemption fees	-	254	-	5,914

Net (decrease) in shares outstanding	(92,976)	$(770,655)	(150,410)	$(1,209,778)

Y Class
	Six Months Ended July 31, 2021		September 10, 2020A to January 31, 2021
(unaudited)
NIS Core Plus Bond Fund	Shares	Amount	Shares		Amount
Shares sold	-	$-	–	B	$–	B
Reinvestment of dividends	-	-	-		-
Shares redeemed	-	-	-		-

Net increase in shares outstanding	-	$-	-		$-

A Class
	Six Months Ended July 31, 2021		September 10, 2020A to January 31, 2021
(unaudited)
NIS Core Plus Bond Fund	Shares	Amount	Shares		Amount
Shares sold	-	$-	–	B	$–	B
Reinvestment of dividends	-	-	-		-
Shares redeemed	-	-	-		-

Net increase in shares outstanding	-	$-	-		$-

C Class
	Six Months Ended July 31, 2021		September 10, 2020A to January 31, 2021
(unaudited)
NIS Core Plus Bond Fund	Shares	Amount	Shares		Amount
Shares sold	-	$-	–	B	$–	B
Reinvestment of dividends	-	-	-		-
Shares redeemed	-	-	-		-

Net increase in shares outstanding	-	$-	-		$-

American Beacon FundsSM

Notes to Financial Statements

July 31, 2021 (Unaudited)

	R6 Class
	Six Months Ended July 31, 2021		September 10, 2020A to January 31, 2021
	(unaudited)
NIS Core Plus Bond Fund	Shares	Amount	Shares		Amount
Shares sold	18,312	$180,736	59,656	B	$599,492	B
Reinvestment of dividends	800	7,927	35		355
Shares redeemed	(5)	(46)	-		-

Net increase in shares outstanding	19,107	$188,617	59,691		$599,847

A	Commencement of operations.
B

Seed capital was received on September 10, 2020 in the amount of $100,000 for the Y Class, $100,000 for the A Class, $100,000 for the C Class and $4,700,000 for the R6 Class. As a result, shares were issued in the amount of 10,000 for the Y Class, 10,000 for the A Class, 10,000 for the C Class and 470,000 for the R6 Class.

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon Frontier Markets Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended July 31,		Year Ended January 31,

	2021		2021		2020		2019B		2018	2017

	(unaudited)
Net asset value, beginning of period	$8.34		$8.83		$8.68		$9.62		$8.96	$8.35

Income (loss) from investment operations:
Net investment income	0.35		0.57		0.76		0.80		0.77	0.88
Net gains (losses) on investments (both realized and unrealized)	0.10		(0.45)		0.15		(0.96)		0.61	0.44

Total income (loss) from investment operations	0.45		0.12		0.91		(0.16)		1.38	1.32

Less distributions:
Dividends from net investment income	(0.33)		(0.27)		(0.74)		(0.78)		(0.72)	(0.08)
Distributions from net realized gains	-		-		-		-		-	-
Tax return of capital	-		(0.34	)C	(0.02	)C	-		-	(0.63	)C

Total distributions	(0.33)		(0.61)		(0.76)		(0.78)		(0.72)	(0.71)

Redemption fees added to beneficial interestsD	-		-		-		-		-	-

Net asset value, end of period	$8.46		$8.34		$8.83		$8.68		$9.62	$8.96

Total returnE	5.55	%F	1.90%		11.00%		(1.58)%		15.92%	16.20%

Ratios and supplemental data:
Net assets, end of period	$48,580,217		$67,157,974		$71,344,608		$62,523,243		$67,653,731	$13,047,515
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.03	%G	1.09%		1.11%		1.20%		1.17%	1.40%
Expenses, net of reimbursements and/or recoupments	1.03	%G	1.09%		1.16	%I	1.17	%I	1.15%	1.27	%H
Net investment income, before expense reimbursements and/or recoupments	7.71	%G	7.09%		8.92%		8.87%		9.04%	9.98%
Net investment income, net of reimbursements and/or recoupments	7.71	%G	7.09%		8.87%		8.90%		9.06%	10.11%
Portfolio turnover rate	25	%F	54%		39%		21%		22%	69%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	On October 1, 2018, Aberdeen Asset Managers Limited began managing a portion of the assets of the American Beacon Frontier Markets Income Fund.
C	Tax return of capital is calculated based on shares outstanding at the time of distribution.
D	Amount represents less than $0.01 per share.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Voluntary expense cap. See Note 2 of the Notes to the Financial Statements.
I

Includes non-operating expenses consisting of loan interest expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.15% for the year ended 2020 and 2019, respectively.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended July 31,		Year Ended January 31,

	2021		2021		2020		2019A		2018	2017

	(unaudited)
Net asset value, beginning of period	$8.35		$8.84		$8.68		$9.63		$8.97	$8.34

Income (loss) from investment operations:
Net investment income	0.32		0.58		0.77		0.74		0.79	0.90
Net gains (losses) on investments (both realized and unrealized)	0.12		(0.46)		0.14		(0.92)		0.58	0.44

Total income (loss) from investment operations	0.44		0.12		0.91		(0.18)		1.37	1.34

Less distributions:
Dividends from net investment income	(0.33)		(0.27)		(0.73)		(0.77)		(0.71)	(0.08)
Distributions from net realized gains	-		-		-		-		-	-
Tax return of capital	-		(0.34	)B	(0.02	)B	-		-	(0.63	)B

Total distributions	(0.33)		(0.61)		(0.75)		(0.77)		(0.71)	(0.71)

Redemption fees added to beneficial interestsC	-		-		-		-		-	-

Net asset value, end of period	$8.46		$8.35		$8.84		$8.68		$9.63	$8.97

Total returnD	5.39	%E	1.85%		11.08%		(1.76)%		15.83%	16.37%

Ratios and supplemental data:
Net assets, end of period	$343,717,091		$310,325,331		$303,866,061		$151,728,470		$79,007,953	$23,715,300
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.11	%F	1.14%		1.19%		1.29%		1.25%	1.48%
Expenses, net of reimbursements and/or recoupments	1.11	%F	1.14%		1.22	%H	1.27	%H	1.25%	1.37	%G
Net investment income, before expense reimbursements and/or recoupments	7.80	%F	7.13%		9.11%		8.79%		8.94%	10.49%
Net investment income, net of reimbursements and/or recoupments	7.80	%F	7.13%		9.08%		8.80%		8.94%	10.61%
Portfolio turnover rate	25	%E	54%		39%		21%		22%	69%

A	On October 1, 2018, Aberdeen Asset Managers Limited began managing a portion of the assets of the American Beacon Frontier Markets Income Fund.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Voluntary expense cap. See Note 2 of the Notes to the Financial Statements.
H

Includes non-operating expenses consisting of loan interest expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.21% and 1.25% for the year ended 2020 and 2019, respectively.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended July 31,		Year Ended January 31,

	2021		2021		2020		2019A		2018	2017

	(unaudited)
Net asset value, beginning of period	$8.33		$8.82		$8.67		$9.61		$8.95	$8.35

Income (loss) from investment operations:
Net investment income	0.30		0.57		0.73		0.74		0.78	0.85
Net gains (losses) on investments (both realized and unrealized)	0.14		(0.47)		0.15		(0.93)		0.57	0.43

Total income (loss) from investment operations	0.44		0.10		0.88		(0.19)		1.35	1.28

Less distributions:
Dividends from net investment income	(0.32)		(0.27)		(0.71)		(0.75)		(0.69)	(0.07)
Distributions from net realized gains	-		-		-		-		-	-
Tax return of capital	-		(0.32	)B	(0.02	)B	-		-	(0.61	)B

Total distributions	(0.32)		(0.59)		(0.73)		(0.75)		(0.69)	(0.68)

Redemption fees added to beneficial interestsC	-		-		-		-		-	-

Net asset value, end of period	$8.45		$8.33		$8.82		$8.67		$9.61	$8.95

Total returnD	5.39	%E	1.56%		10.71%		(1.94)%		15.59%	15.69%

Ratios and supplemental data:
Net assets, end of period	$52,189,772		$49,433,819		$73,505,036		$48,475,727		$41,560,845	$20,120,332
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.36	%F	1.42%		1.47%		1.52%		1.41%	1.72%
Expenses, net of reimbursements and/or recoupments	1.36	%F	1.42%		1.45	%H	1.52	%H	1.51%	1.63	%G
Net investment income, before expense reimbursements and/or recoupments	7.39	%F	6.77%		8.77%		8.57%		8.73%	9.62%
Net investment income, net of reimbursements and/or recoupments	7.39	%F	6.77%		8.79%		8.57%		8.64%	9.71%
Portfolio turnover rate	25	%E	54%		39%		21%		22%	69%

A	On October 1, 2018, Aberdeen Asset Managers Limited began managing a portion of the assets of the American Beacon Frontier Markets Income Fund.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Voluntary expense cap. See Note 2 of the Notes to the Financial Statements.
H

Includes non-operating expenses consisting of loan interest expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.44% and 1.50% for the year ended 2020 and 2019, respectively.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended July 31,		Year Ended January 31,

	2021		2021		2020		2019A		2018	2017

	(unaudited)
Net asset value, beginning of period	$8.34		$8.83		$8.65		$9.62		$8.96	$8.35

Income (loss) from investment operations:
Net investment income	0.31		0.54		0.72		0.75		0.81	0.90
Net gains (losses) on investments (both realized and unrealized)	0.12		(0.45)		0.18		(0.98)		0.53	0.39

Total income (loss) from investment operations	0.43		0.09		0.90		(0.23)		1.34	1.29

Less distributions:
Dividends from net investment income	(0.32)		(0.25)		(0.70)		(0.74)		(0.68)	(0.07)
Distributions from net realized gains	-		-		-		-		-	-
Tax return of capital	-		(0.33	)B	(0.02	)B	-		-	(0.61	)B

Total distributions	(0.32)		(0.58)		(0.72)		(0.74)		(0.68)	(0.68)

Redemption fees added to beneficial interestsC	-		-		-		-		-	-

Net asset value, end of period	$8.45		$8.34		$8.83		$8.65		$9.62	$8.96

Total returnD	5.22	%E	1.50%		10.89%		(2.31)%		15.51%	15.77%

Ratios and supplemental data:
Net assets, end of period	$5,074,162		$4,657,416		$4,275,426		$3,200,206		$3,726,687	$4,648,954
Ratios to average net assets:
Expenses, before reimbursements and/or recoupment	1.37	%F	1.55%		1.49%		1.53%		1.48%	1.78%
Expenses, net of reimbursements and/or recoupment	1.37	%F	1.55%		1.41	%H	1.71	%H	1.55%	1.67	%G
Net investment income, before expense reimbursements and/or recoupment	7.53	%F	6.65%		8.53%		8.49%		8.65%	9.85%
Net investment income, net of reimbursements and/or recoupment	7.53	%F	6.65%		8.61%		8.30%		8.58%	9.96%
Portfolio turnover rate	25	%E	54%		39%		21%		22%	69%

A	On October 1, 2018, Aberdeen Asset Managers Limited began managing a portion of the assets of the American Beacon Frontier Markets Income Fund.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Voluntary expense cap. See Note 2 of the Notes to the Financial Statements.
H

Includes non-operating expenses consisting of loan interest expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.40% and 1.69% for the year ended 2020 and 2019, respectively.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended July 31,		Year Ended January 31,

	2021		2021		2020		2019A		2018	2017

	(unaudited)
Net asset value, beginning of period	$8.30		$8.79		$8.64		$9.58		$8.93	$8.34

Income (loss) from investment operations:
Net investment income	0.28		0.49		0.68		0.68		0.65	0.83
Net gains (losses) on investments (both realized and unrealized)	0.12		(0.45)		0.14		(0.95)		0.62	0.39

Total income (loss) from investment operations	0.40		0.04		0.82		(0.27)		1.27	1.22

Less distributions:
Dividends from net investment income	(0.29)		(0.24)		(0.65)		(0.67)		(0.62)	(0.07)
Distributions from net realized gains	-		-		-		-		-	-
Tax return of capital	-		(0.29	)B	(0.02	)B	-		-	(0.56	)B

Total distributions	(0.29)		(0.53)		(0.67)		(0.67)		(0.62)	(0.63)

Redemption fees added to beneficial interestsC	-		-		-		-		-	-

Net asset value, end of period	$8.41		$8.30		$8.79		$8.64		$9.58	$8.93

Total returnD	4.89	%E	0.83%		9.94%		(2.74)%		14.66%	14.90%

Ratios and supplemental data:
Net assets, end of period	$10,012,012		$10,651,100		$12,599,753		$10,283,443		$8,398,773	$1,724,982
Ratios to average net assets:
Expenses, before reimbursements and/or recoupment	2.09	%F	2.14%		2.18%		2.28%		2.29%	2.55%
Expenses, net of reimbursements and/or recoupment	2.09	%F	2.14%		2.19	%G	2.33	%G	2.30%	2.30%
Net investment income, before expense reimbursements and/or recoupment	6.65	%F	6.09%		7.96%		7.79%		7.81%	8.90%
Net investment income, net of reimbursements and/or recoupment	6.65	%F	6.09%		7.95%		7.75%		7.81%	9.14%
Portfolio turnover rate	25	%E	54%		39%		21%		22%	69%

A	On October 1, 2018, Aberdeen Asset Managers Limited began managing a portion of the assets of the American Beacon Frontier Markets Income Fund.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G

Includes non-operating expenses consisting of loan interest expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 2.17% and 2.30% for the year ended 2020 and 2019, respectively.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended July 31,		September 10, 2020A to January 31,
	2021		2021

	(unaudited)
Net asset value, beginning of period	$10.04		$10.00

Income from investment operations:
Net investment income	0.09		0.06
Net gains on investments (both realized and unrealized)	0.02		0.05

Total income from investment operations	0.11		0.11

Less distributions:
Dividends from net investment income	(0.10)		(0.06)
Distributions from net realized gains	-		(0.01)

Total distributions	(0.10)		(0.07)

Net asset value, end of period	$10.05		$10.04

Total returnB	1.16	%C	1.12	%C

Ratios and supplemental data:
Net assets, end of period	$100,461		$100,422
Ratios to average net assets:
Expenses, before reimbursements	9.31	%D E	15.81	%D E
Expenses, net of reimbursements	0.53	%D	0.53	%D
Net investment income (loss), before expense reimbursements	(6.99	)%D E	(13.85	)%D E
Net investment income, net of reimbursements	1.79	%D	1.43	%D
Portfolio turnover rate	62	%C	103	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended July 31,		September 10, 2020A to January 31,
	2021		2021

	(unaudited)
Net asset value, beginning of period	$10.04		$10.00

Income from investment operations:
Net investment income	0.08		0.05
Net gains on investments (both realized and unrealized)	0.02		0.05

Total income from investment operations	0.10		0.10

Less distributions:
Dividends from net investment income	(0.09)		(0.05)
Distributions from net realized gains	-		(0.01)

Total distributions	(0.09)		(0.06)

Net asset value, end of period	$10.05		$10.04

Total returnB	1.03	%C	1.02	%C

Ratios and supplemental data:
Net assets, end of period	$100,463		$100,424
Ratios to average net assets:
Expenses, before reimbursements	9.55	%D E	16.22	%D E
Expenses, net of reimbursements	0.78	%D	0.78	%D
Net investment income (loss), before expense reimbursements	(7.22	)%D E	(14.26	)%D E
Net investment income, net of reimbursements	1.55	%D	1.18	%D
Portfolio turnover rate	62	%C	103	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended July 31,		September 10, 2020A to January 31,
	2021		2021

	(unaudited)
Net asset value, beginning of period	$10.04		$10.00

Income from investment operations:
Net investment income	0.04		0.02
Net gains on investments (both realized and unrealized)	0.02		0.05

Total income from investment operations	0.06		0.07

Less distributions:
Dividends from net investment income	(0.05)		(0.02)
Distributions from net realized gains	-		(0.01)

Total distributions	(0.05)		(0.03)

Net asset value, end of period	$10.05		$10.04

Total returnB	0.66	%C	0.72	%C

Ratios and supplemental data:
Net assets, end of period	$100,463		$100,424
Ratios to average net assets:
Expenses, before reimbursements	10.32	%D E	16.93	%D E
Expenses, net of reimbursements	1.53	%D	1.53	%D
Net investment income (loss), before expense reimbursements	(8.00	)%D E	(14.97	)%D E
Net investment income, net of reimbursements	0.79	%D	0.43	%D
Portfolio turnover rate	62	%C	103	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Includes non-recurring organization and offering costs.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended July 31,		September 10, 2020A to January 31,
	2021		2021

	(unaudited)
Net asset value, beginning of period	$10.04		$10.00

Income from investment operations:
Net investment income	0.09		0.06
Net gains on investments (both realized and unrealized)	0.03		0.06

Total income from investment operations	0.12		0.12

Less distributions:
Dividends from net investment income	(0.11)		(0.07)
Distributions from net realized gains	-		(0.01)

Total distributions	(0.11)		(0.08)

Net asset value, end of period	$10.05		$10.04

Total returnB	1.21	%C	1.16	%C

Ratios and supplemental data:
Net assets, end of period	$5,513,558		$5,319,574
Ratios to average net assets:
Expenses, before reimbursements	6.99	%D E	10.98	%D E
Expenses, net of reimbursements	0.43	%D	0.43	%D
Net investment (loss), before expense reimbursements	(4.67	)%D E	(9.01	)%D E
Net investment income, net of reimbursements	1.89	%D	1.54	%D
Portfolio turnover rate	62	%C	103	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Includes non-recurring organization and offering costs.

See accompanying notes

Disclosures Regarding the Approval of the Management and Investment Advisory Agreements

July 31, 2021 (Unaudited)

Renewal and Approval of Management Agreement and Investment Advisory Agreements for the American Beacon Frontier Markets Income Fund

At meetings held on May 17, 2021 and June 8-9, 2021 (collectively, the “Meetings”) via videoconference, the Board of Trustees (“Board” or “Trustees”) considered and then, at its June 9, 2021 meeting, approved the renewal of: (1) the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the American Beacon Funds (“Trust”) on behalf of American Beacon Frontier Markets Income Fund (the “Fund”); and (2) the Investment Advisory Agreements among the Manager and the Trust, on behalf of the Fund and each of Global Evolution USA, LLC (“Global Evolution”) and Aberdeen Asset Managers Limited (“Aberdeen”). Global Evolution and Aberdeen are hereinafter each referred to as a “subadvisor” and collectively as the “subadvisors”. The Management Agreement and the Investment Advisory Agreements are referred to herein individually as an “Agreement” and collectively as the “Agreements.”

In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the subadvisors, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and the subadvisors.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Fund as well as information from the Manager and the subadvisors. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Trustees received and evaluated such information as they deemed necessary, including the impact of the COVID-19 pandemic on the operations of the Manager and the subadvisors. This information is described below in the section summarizing the factors the Board considered in connection with its renewal and approval of the Agreements, as well as the section describing additional Board considerations with respect to the Fund.

The Board noted that the Manager provides management and administrative services to the Fund pursuant to the Management Agreement. The Board considered that many mutual funds have separate contracts governing each type of service and observed that, with respect to such mutual funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements.

A firm may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreements, and related regulatory guidelines. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the approval of the renewal of each Agreement was in the best interests of the Fund and its shareholders.

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreements

In determining whether to approve the renewal of the Agreements, the Board considered the Fund’s investment management and subadvisory relationships separately. In each instance, the Board considered, among

Disclosures Regarding the Approval of the Management and Investment Advisory Agreements

July 31, 2021 (Unaudited)

other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Fund and the subadvisors for the Fund; (3) the costs incurred by the Manager in rendering services to the Fund and its resulting profits or losses; (4) comparisons of services and fee rates with contracts entered into by the Manager or the subadvisors or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting each fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or the subadvisors from their relationships with the Fund.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: the Fund’s long-term performance; the length of service of key investment personnel at the Manager; the cost structure of the Fund; the Manager’s culture of compliance and support that reduce risks to the Fund; the Manager’s quality of services; the Manager’s active role in monitoring and, as appropriate, recommending additional or replacement subadvisors; and the Manager’s efforts to retain key employees and maintain staffing levels.

With respect to the renewal of each Investment Advisory Agreement, the Board considered, among other factors: the level of staffing and the size of each subadvisor; the adequacy of the resources committed to the Fund by each subadvisor; the financial stability of each subadvisor; and representations made by each subadvisor regarding its compliance program. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and each subadvisor were appropriate for the Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of the Fund, relative to its Broadridge Performance Universe, Morningstar Category, and benchmark index, as well as the Fund’s Morningstar rating. The Board considered the information provided by Broadridge regarding its independent methodology for selecting the Fund’s Broadridge Performance Universe. The Board also considered that the Performance Universe selected by Broadridge may not provide appropriate comparisons for the Fund due to the Fund’s unique or distinctive investment strategies. In addition, the Board considered the performance reports and discussions with management at Board and Committee meetings throughout the year. The Board also evaluated the comparative information provided by each subadvisor regarding the performance of its portion of the Fund relative to the performance of other comparable investment accounts managed by the subadvisor, and the Fund’s benchmark index. In addition, the Board considered the Manager’s recommendation to continue to retain each subadvisor. A discussion regarding the Board’s considerations with respect to the Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to the Fund.”

Costs of the Services Provided to the Fund and the Profits Realized by the Manager from its Relationship with the Fund. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of mutual funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Manager earning a profit before and after the payment of distribution-related expenses by the Manager for the Fund. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the mutual fund industry, as disclosed in publicly available sources. Although the Board noted that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Fund, the Manager represented that, among other matters, the difference is attributable to the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Fund.

Disclosures Regarding the Approval of the Management and Investment Advisory Agreements

July 31, 2021 (Unaudited)

The Board further considered that, with respect to the Fund, the applicable Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. The Board also noted that certain share classes of the Fund maintain higher expense ratios in order to compensate third-party financial intermediaries.

In analyzing the fee rates charged by each subadvisor in connection with its investment advisory services to the Fund, the Board considered representations made by each subadvisor that the Fund’s subadvisory fee rate schedule generally was favorable compared to other comparable client accounts. The Board did not request profitability data from the subadvisors because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Manager and the subadvisors with respect to the negotiation of subadvisory fee rates. In addition, the Board noted that the subadvisors may not account for their profits on an account-by-account basis and that different firms likely employ different methodologies in connection with these calculations.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to the Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to the Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fees rates, the Board considered whether economies of scale will be realized as the Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered Global Evolution’s representations that, due to the nature of the Fund’s strategy, Global Evolution is unlikely to realize economies of scale. In addition, the Board considered Aberdeen’s representation that it expects shareholders of the Fund to experience indirect benefits from economies of scale efficiencies.

In addition, the Board noted the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to the Fund. In this regard, the Board considered that the Fund’s current assets did not exceed the threshold necessary to reach the first management fee breakpoint. Based on the foregoing information, the Board concluded that the Manager and subadvisor fee rate schedules for the Fund provide for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived from the Relationship with the Fund. The Board considered the “fall-out” or ancillary benefits that accrue to the Manager and/or the subadvisors as a result of the advisory relationships with the Fund, including greater exposure in the marketplace with respect to the Manager’s or the subadvisors’ investment process and expanding the level of assets under management by the Manager and the subadvisors. The Board also considered that the Manager may invest the Fund’s cash balances and cash collateral provided by the borrowers of the Fund’s securities in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly, and for which the Manager receives fee. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the subadvisors by virtue of their relationships with the Fund appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to the Fund

The performance comparisons below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Performance Universe and Morningstar Category. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to the Fund’s Broadridge Performance Universe are to the respective universe of mutual funds with comparable investment classifications and objectives as determined by Broadridge. The performance of individual firms was calculated by the Manager based on information provided by the Fund’s custodian.

Disclosures Regarding the Approval of the Management and Investment Advisory Agreements

July 31, 2021 (Unaudited)

In reviewing the performance, the Board viewed longer-term performance over a full market cycle, typically five years or longer, when such information was available, as the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of subadvisor skill.

The expense comparisons below were made for the Fund’s R5 Class shares relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group, and Y Class shares relative to the Fund’s Morningstar Fee Level universe. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest 20 percent of the universe or group based on highest total expense. References to the Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable mutual funds as determined by Broadridge. A Broadridge Expense Group consists of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for the Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for the Fund as of December 31, 2020. References to the Fund’s Morningstar Fee Level ranking are to the institutional share class of comparable mutual funds as determined by Morningstar.

The Board considered the Fund’s Morningstar fee level category with the 1st Quintile representing the lowest 20 percent of the category constituents and the 5th Quintile representing the highest 20 percent of the category in terms of total expense.

The Board also considered that, in connection with the change in the name of the Fund’s Institutional Class shares, the share class used for the Fund’s Morningstar Fee Level comparisons had changed from the R5 Class shares to the Y Class shares, which may have resulted in a less favorable Morningstar Fee Level Ranking for the Fund than in prior years.

In considering the renewal of the Management Agreement for the Fund, the Board considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	5th Quintile
Compared to Broadridge Expense Universe	5th Quintile
Morningstar Fee Level Ranking	5th Quintile

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2020)

Compared to Broadridge Performance Universe	1st Quintile
Compared to Morningstar Category	1st Quintile

In considering the renewal of the Investment Advisory Agreements with Global Evolution and Aberdeen, the Board considered that the diversification of investment strategies facilitated by the Fund’s multi-manager structure permits the Fund to mitigate the risks associated with a single subadvisor and provides additional capacity. The Board also considered the following additional factors:

Subadvisor Performance (compared to Broadridge Performance Universe for period indicated ended December 31, 2020)

Global Evolution	5 Years	2	nd Quintile
Aberdeen	1 Year	4	th Quintile

The Board also considered: (1) the Fund employs a limited-capacity strategy as the subadvisors invest principally in sovereign issuers located in frontier markets, which are a subgroup of emerging market countries;

Disclosures Regarding the Approval of the Management and Investment Advisory Agreements

July 31, 2021 (Unaudited)

(2) the Manager’s explanation that the Fund’s expense profile is attributable to the higher expenses associated with investments in frontier market countries than emerging market countries, which tend to be the primary investments for the other funds in the Fund’s Broadridge Expense Group, Expense Universe and Morningstar category ; (3) the challenges associated with identifying a peer group for evaluating the Fund’s expenses and performance as none of the funds in the Fund’s Broadridge Expense Group, Expense Universe or Performance Universe or Morningstar category pursue a comparable investment strategy; (4) information provided by each subadvisor regarding fee rates charged for managing assets in a similar strategy as the subadvisor manages its allocation of the Fund; and (5) the Manager’s recommendation to continue to retain each subadvisor.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and subadvisors under the Agreements are fair and reasonable; and (2) determined that the Fund and its shareholders would benefit from the Manager’s and subadvisors’ continued management of the Fund.

Disclosure Regarding Liquidity Risk Management Program

July 31, 2021 (Unaudited)

Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), requires open-end registered investment companies (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. The Fund has adopted a Liquidity Risk Management Program (the “Program”) that is designed to assess and manage liquidity risk, which is the risk that the Fund could not meet requests to redeem its shares without significant dilution of the remaining shareholders’ interests in the Fund. Pursuant to Rule 22e-4, the Program includes the following elements:

•	Assessment, management, and periodic review of liquidity risk;

•	Classification of each of the Fund’s portfolio investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid, and illiquid;

•	Determination and review of a highly liquid investment minimum for any Fund that does not primarily hold assets that are highly liquid investments;

•

Policies and procedures to respond to a shortfall in the highly liquid investment minimum, including associated reports to the Fund’s Board of Trustees (the “Board”) and the Securities and Exchange Commission (“SEC”);

•	A prohibition against a Fund acquiring an illiquid investment if immediately after the acquisition the Fund would have more than 15% of its net assets invested in illiquid investments that are assets;

•	Reporting of breaches of the illiquid investment prohibition to the Board and the SEC; and

•	Policies and procedures regarding how and when a Fund will satisfy redemption requests by distributing portfolio securities or other assets.

The Manager’s Liquidity Committee administers the Program and has provided quarterly reports to the Board regarding the Fund’s liquidity risk. In addition, at the Board’s March 3-4, 2021 meetings, the Board reviewed the Liquidity Committee’s written report (“Report”) that addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation from January 1, 2020 through December 31, 2020 (the “review period”).

Key conclusions that the Liquidity Committee included in the Report are listed below:

•	The Program is reasonably designed to assess and manage each Fund’s liquidity risk.

•	The operation of the Program was adequate during the review period.

•	The NIS Core Plus Bond Fund was deemed to primarily hold assets that are highly liquid, and no highly liquid investment minimum was recommended.

•	There were no material changes to the Program during the review period.

•	The Frontier Markets Income Fund had a highly liquid investment minimum during the review period. The Liquidity Committee determined to maintain the highly liquid investment minimum.

•	The Program was effectively implemented by the Liquidity Committee during the review period.

•	Administration of the Program by the Liquidity Committee continues to be appropriate.

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of each Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Frontier Markets Income Fund and American Beacon NIS Core Plus Bond Fund are service marks of American Beacon Advisors, Inc.

SAR 07/21

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 DFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(2) Not Applicable.

(b)    The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By /s/ Gene L. Needles, Jr.

Gene L. Needles, Jr.
President
American Beacon Funds

Date: October 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gene L. Needles, Jr.	By /s/ Sonia L. Bates

Gene L. Needles, Jr.	Sonia L. Bates
President	Treasurer
American Beacon Funds	American Beacon Funds
Date: October 1, 2021	Date: October 1, 2021